   As filed with the Securities and Exchange Commission on February 27, 2006

                                                 File Nos. 333-63531; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 24                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 191                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485


[_]  on (date) pursuant to paragraph (b) of Rule 485


[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_]  on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)

                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1151 1/99

                                  Issued by:

                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)

                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus describes individual flexible premium variable deferred annuity contracts (the "contracts") for individuals and qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, the Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and the Guarantee Account you should know before investing. (The Guarantee Account is not available for contracts issued on or after May 1, 2003.) Please read this prospectus carefully and keep it for future reference.


The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below. (If your contract was issued prior to May 1, 2003, you may allocate your premium payments to the Separate Account, the Guarantee Account or both.)

AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares
  AIM V.I. International Growth Fund -- Series II shares
  AIM V.I. Premier Equity Fund -- Series I shares

The Alger American Fund:
  Alger American Growth Portfolio -- Class O Shares
  Alger American Small Capitalization Portfolio -- Class O Shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio -- Class B (formerly,
   AllianceBernstein Technology Portfolio)
  AllianceBernstein Growth and Income Portfolio
    -- Class B
  AllianceBernstein International Value Portfolio -- Class B
  AllianceBernstein Large Cap Growth Portfolio -- Class B (formerly,
   AllianceBernstein Premier Growth Portfolio)

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2

FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.):
  Mercury Basic Value V.I. Fund -- Class III Shares (formerly, Merrill Lynch
   Basic Value V.I. Fund)
  Mercury Global Allocation V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Global Allocation V.I. Fund)
  Mercury Large Cap Growth V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Large Cap Growth V.I. Fund)
  Mercury Value Opportunities V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Value Opportunities V.I. Fund)

Federated Insurance Series:
  Federated American Leaders Fund II -- Primary Shares
  Federated Capital Income Fund II
  Federated High Income Bond Fund II* -- Primary Shares
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP Asset Manager/SM/ Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Initial Class
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Initial Class
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Initial Class
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Growth Opportunities Portfolio -- Initial Class
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Overseas Portfolio -- Initial Class
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 1 Shares

GE Investments Funds, Inc.:
  Income Fund
  International Equity Fund
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Growth and Income Fund
  Goldman Sachs Mid Cap Value Fund

Greenwich Street Series Fund:
  Salomon Brothers Variable Aggressive Growth Fund -- Class II

Janus Aspen Series:
  Balanced Portfolio -- Institutional Shares
  Balanced Portfolio -- Service Shares
  Flexible Bond Portfolio -- Institutional Shares (formerly, Flexible Income
   Portfolio)
  Forty Portfolio -- Institutional Shares (formerly, Capital Appreciation
   Portfolio)
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio) International Growth Portfolio -- Institutional Shares
  Large Cap Growth Portfolio -- Institutional Shares (formerly, Growth
   Portfolio)
  Mid Cap Growth Portfolio -- Institutional Shares
  Worldwide Growth Portfolio -- Institutional Shares

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Aggressive Growth Fund/VA --Service Shares
  Oppenheimer Balanced Fund/VA
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Core Bond Fund/VA (formerly, Oppenheimer Bond Fund/VA) Oppenheimer Global Securities Fund/VA --
    Service Shares
  Oppenheimer High Income Fund/VA*
  Oppenheimer Main Street Fund/VA --
    Service Shares
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:

  All Asset Portfolio -- Advisor Class Shares

  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Funds Inc:
  Salomon Brothers Variable All Cap Fund -- Class II
  Salomon Brothers Variable Investors Fund -- Class I
  Salomon Brothers Variable Strategic Bond Fund* -- Class I
  Salomon Brothers Variable Total Return Fund -- Class I
  Salomon Brothers Variable Total Return Fund -- Class II

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolio of the Funds is not available for new premium payments or transfers on or after November 15, 2004:

  Janus Aspen Series:
    International Growth Portfolio -- Service Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
  AIM V.I. Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Small Cap Growth Portfolio -- Class B

Dreyfus:
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares (formerly, Growth Portfolio) Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.


A Statement of Additional Information, dated April 28, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 28, 2006.

Table of Contents




                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................
                     Asset Allocation Program.................................

                  Charges and Other Deductions................................
                     Deductions From the Separate Account.....................
                     Guaranteed Income Rider Charge...........................
                     Charges for the Guaranteed Minimum Withdrawal Benefit
                       Rider Options..........................................
                     Charges for the Payment Protection Rider Options.........
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Premium Payments.........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Premium Payments...........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Maturity Date.......................
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers By Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................
                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

Surrenders and Partial Surrenders............................................
   Surrenders and Partial Surrenders.........................................
   Restrictions on Distributions from Certain Contracts......................
   Systematic Withdrawal Program.............................................
   Guaranteed Minimum Withdrawal Benefit Rider Options.......................
   Annuity Cross Funding Program.............................................

Death of Owner and/or Annuitant..............................................
   Distribution Provisions Upon Death of Owner or Joint Owner................
   Death Benefit at Death of Any Annuitant Before the Maturity Date..........
   Annual Step-Up Death Benefit Rider Option.................................
   5% Rollup Death Benefit Rider Option......................................
   Earnings Protector Death Benefit Rider Option.............................
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
     Benefit Rider Option....................................................
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.
   How to Claim Proceeds and/or Death Benefit Payments.......................
   Distribution Rules When Death Occurs Before Income Payments Begin.........
   Distribution Rules When Death Occurs After Income Payments Begin..........
   Death Benefit At Death of Annuitant Before the Maturity Date..............
   Optional Enhanced Death Benefit...........................................
   When We Calculate the Death Benefit.......................................
   Death of An Owner, Joint Owner or Annuitant Before the Maturity Date......
   Death of An Owner, Joint Owner or Annuitant After Income Payments Begin...

Income Payments..............................................................
   Optional Payment Plans....................................................
   Variable Income Payments..................................................
   Transfers After the Maturity Date.........................................
   Guaranteed Income Rider...................................................
   Payment Protection Rider Options..........................................

Federal Tax Matters..........................................................
   Introduction..............................................................
   Taxation of Non-Qualified Contracts.......................................
   Section 1035 Exchanges....................................................
   Qualified Retirement Plans................................................
   Federal Income Tax Withholding............................................
   State Income Tax Withholding..............................................
   Tax Status of the Company.................................................
   Changes in the Law........................................................

Requesting Payments..........................................................

Sale of the Contracts........................................................

           Additional Information................................
              Owner Questions....................................
              Return Privilege...................................
              State Regulation...................................
              Evidence of Death, Age, Gender or Survival.........
              Records and Reports................................
              Other Information..................................
              Legal Proceedings..................................

           Appendix A -- Examples of the Available Death Benefits A-1

           Appendix B -- Condensed Financial Information......... B-1

           Appendix C -- The Guarantee Account................... C-1

Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.


                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one year period following the Benefit Date and each anniversary of that date.


                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.


                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.


                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.


                      Funding Annuity -- The variable deferred annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company); this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company). The assets of the Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when the Guaranteed Income Rider is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

                      Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider, an amount withdrawn from Contract Value, including any premium taxes assessed.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after May 1, 2003.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Income Start Date -- For the Guaranteed Income Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.


                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Joint Annuitant -- For the Payment Protection Rider Options, the additional life on which monthly income is based. For the Guaranteed Minimum Withdrawal Benefit Rider Options, the additional life on which the Withdrawal Factor may be based.


                      Maturity Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.


                      Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.


                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, and any optional benefit charge if applicable.

                      Valuation Day -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


                      Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.


               Contract Owner Transaction Expenses
               --------------------------------------------------------------------------------------
                       Surrender Charge                                        None
               --------------------------------------------------------------------------------------
                       Transfer Charge                                    $10.00/1/
               --------------------------------------------------------------------------------------
                       Commutation Charge          If you purchase the Payment Protection with
                                                   Commutation Immediate and Deferred Variable
                                                   Annuity Rider, after the Maturity Date you may
                                                   request to terminate your contract and the rider
                                                   and (assuming the right to cancel period has
                                                   ended) receive the commuted value of your
                                                   income payments in a lump sum (the
                                                   "commutation value"). In calculating the
                                                   commutation value, we assess a commutation
                                                   charge. The amount of the commutation charge
                                                   is 6% of the lesser of (i) the income base (as
                                                   such term is defined in the contract) less any
                                                   premium tax; or (ii) the commutation base (as
                                                   such term is defined in the contract) less any
                                                   premium tax./2/
               --------------------------------------------------------------------------------------

                    /1/ We currently do not assess a transfer charge. However, we reserve the right to asses a transfer charge for each transfer among the Subaccounts.


                    /2/ The amount of such commutation charge will not exceed
                        9% of premium payments.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


                      The following charges apply to contracts issued on or after the later of April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                       $25.00/1/
-----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                        1.35%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                            0.25%
-----------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------
                                                             Current Charge  Maximum Charge/3/
                                                             ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                    0.50%             1.00%
-----------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider
      Single Annuitant Contract                                  0.60%             2.00%
-----------------------------------------------------------------------------------------------
      Joint Annuitant Contract                                   0.75%             2.00%
-----------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                        0.50%             0.50%
-----------------------------------------------------------------------------------------------
  Payment Protection Rider                                       0.40%             1.00%
-----------------------------------------------------------------------------------------------
  Payment Protection with Commutation Immediate and
   Deferred Variable Annuity Rider/4/
      Single Annuitant Contract                                  0.50%             1.25%
-----------------------------------------------------------------------------------------------
      Joint Annuitant Contract                                   0.65%             1.25%
-----------------------------------------------------------------------------------------------
Optional Benefits/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
-----------------------------------------------------------------------------------------------
                                                             Current Charge    Maximum Charge
                                                             ----------------------------------
  Annual Step-Up Death Benefit Rider Option                      0.20%             0.20%
-----------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option                           0.30%             0.30%
-----------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                  0.30%             0.30%
-----------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option                             0.70%             0.70%
-----------------------------------------------------------------------------------------------
                                                                Current           Maximum
                                                             ----------------------------------
Maximum Total Separate Account Annual Expenses/7/                2.95%             4.10%
-----------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.


                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider, the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /4/ The Payment Protection with Commutation Immediate and
                        Deferred Variable Annuity Rider is available only for contracts issued on or after April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications.

                    /5/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /6/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /7/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 28, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                       $25.00/1/
-----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                        1.35%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                            0.25%
-----------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------
                                                             Current Charge  Maximum Charge/3/
                                                             ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                    0.50%             1.00%
-----------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider           0.60%             2.00%
-----------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                        0.50%             0.50%
-----------------------------------------------------------------------------------------------
  Payment Protection Rider                                       0.40%             1.00%
-----------------------------------------------------------------------------------------------
Optional Benefits/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
-----------------------------------------------------------------------------------------------
                                                             Current Charge    Maximum Charge
                                                             ----------------------------------
  Annual Step-Up Death Benefit Rider Option                      0.20%             0.20%
-----------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option                           0.30%             0.30%
-----------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                  0.30%             0.30%
-----------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option                             0.70%             0.70%
-----------------------------------------------------------------------------------------------
                                                                Current           Maximum
                                                             ----------------------------------
Maximum Total Separate Account Annual Expenses/6/                2.70%             4.10%
-----------------------------------------------------------------------------------------------


                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /4/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /5/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /6/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.


                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                      $25.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                        1.35%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                            0.25%
----------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                            Current Charge  Maximum Charge/3/
                                                            ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                   0.50%             1.00%
----------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                       0.40%             0.40%
----------------------------------------------------------------------------------------------
  Payment Protection Rider                                      0.40%             1.00%
----------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of Contract Value at the time the charge is taken)/4/
----------------------------------------------------------------------------------------------
                                                            Current Charge    Maximum Charge
                                                            ----------------------------------
  Annual Step-Up Death Benefit Rider Option                     0.20%             0.20%
----------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option/5/                       0.30%             0.30%
----------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                 0.30%             0.30%
----------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option/5/                         0.70%             0.70%
----------------------------------------------------------------------------------------------
                                                               Current           Maximum
                                                            ----------------------------------
Maximum Total Separate Account Annual Expenses/6/               2.80%             3.30%
----------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.


                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.


                    /4/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /5/ The "5% Rollup Death Benefit Rider Option" and the
                        "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.


                    /6/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option, as well as the Guaranteed Minimum Withdrawal Benefit Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.


                      The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                          $25.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.35%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.25%
-------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your prior contract year's average Contract Value)/2/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                         0.35%
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               1.95%/3/
-------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

                    /2/ This charge is taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Optional Enhanced Death Benefit Rider. If the Optional Enhanced Death Benefit Rider is not elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)       %       %
           ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense
                        reimbursements are       % and       %, respectively.
                        Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES




                      For contracts issued on or after the later of April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;

                         . elected the Annual Step-Up Death Benefit Rider
                           Option and Earnings Protector Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $



                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $



                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.60% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual maintenance charge of $25 (assumed to be
                           equivalent to 0.25% of the Contract Value);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value); and

                         . a charge of 0.30% for the Earnings Protector Death
                           Benefit Rider Option (an annual rate as a percentage of the Contract Value).

                      If the optional riders are not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 28, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;


                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;


                         . elected the Annual Step-Up Death Benefit Rider
                           Option and Earnings Protector Death Benefit Rider Option; and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . Separate Account charges of 1.60% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);


                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.25% of the Contract Value);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of your assets in the Separate Account);


                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value); and

                         . a charge of 0.30% for the Earnings Protector Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value).

                      If the optional riders are not elected, the expense figures shown above would be lower.


                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Example applies:

                      This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;


                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider or the Payment Protection Rider;


                         . elected the Earnings Protector and the Greater of
                           Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $


                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . Separate Account charges of 1.60% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.10% of the Contract Value); and


                         . a charge of 1.00% for the Guaranteed Minimum
                           Withdrawal Benefit Rider or the Payment Protection Rider (deducted daily at an effective annual rate of your assets in the Separate Account); and


                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

                      If one or both of the optional riders are not elected, the expense figures shown above would be lower.

                      For contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the following Example applies:

                      This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Enhanced Death Benefit Rider;
                           and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses   $       $       $       $

                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . total Separate Account charges of 1.60% (deducted
                           daily at an annual effective rate of assets in the Separate Account);

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.10% of the Contract Value); and

                         . a charge of 0.35% for the Optional Enhancement Death
                           Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

                      If the Optional Enhancement Death Benefit Rider is not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account (or interests in the Guarantee Account if your contract was issued prior to May 1, 2003). Should you decide to receive income payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Rider," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial surrenders, rather than income payments. See the "Tax Treatment of the Guaranteed Income Rider" and "Tax Treatment of the Payment Protection Rider" provisions of this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

                      What is the Guarantee Account? For contracts issued prior to May 1, 2003, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. If your contract was issued prior to May 1, 2003, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets and is not available if your contract is issued on or after May 1, 2003. See "Appendix C -- The Guarantee Account" and the "Transfers" provisions of this prospectus.

                      What charges are associated with this contract? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) offered under the contract. These contracts have different charges that could affect the value of the Subaccounts, and they may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision of this prospectus.


                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if the Guaranteed Income Rider or the Payment Protection Rider are elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.


                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.


                      May I transfer assets among the investment options? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. (If your contract was issued prior to May 1, 2003, you may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions.) See the "Transfers," "Income Payments --Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Rider," "Income
                      Payments -- Payment Protection Rider Options" and "Appendix C -- The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


                      When taking a full or partial surrender, you may be subject to income tax and, if you are younger than age
                      59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision of this prospectus. A partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect the Guaranteed Income Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
                      Payments -- Guaranteed Income Rider" provision of this prospectus. If you elect the Guaranteed Income Rider or one of the Payment Protection Rider Options, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial
                      Surrenders -- Guaranteed Income Rider" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "The Contract -- Allocation of Premium Payments," "Surrenders and Partial
                      Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Rider" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges.


                      Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 fees and/or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract maintenance charge, the charges for the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option, and the Guaranteed Minimum Withdrawal Benefit for Life Rider. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements of the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. On December 1, 2005, General Electric Company sold 38 million shares of Class A common stock shares of Genworth Financial, Inc. As a result, General Electric Company owns approximately 20% of Genworth Financial, Inc. Consequently, the Company and Capital Brokerage Corporation are no longer affiliated with GE Asset Management Incorporated and GE Investments Funds, Inc.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.


THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments. However, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. You currently may change your future premium payment allocation without penalty or charges. However, certain benefits provided by one of the optional riders may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may allocate premium payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account (if available) at any one time. For contract owners that have elected the Guaranteed Income Rider, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount                                    Investment Objective                as applicable)
                   -------------------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Basic Value Fund -- Series II Seeks to provide long-term growth   A I M Advisors, Inc.
INSURANCE FUNDS    shares                                 of capital.
                   -------------------------------------------------------------------------------------------------------
                   AIM V.I. Capital Appreciation          Seeks to provide growth of capital. A I M Advisors, Inc.
                   Fund -- Series I shares
                   -------------------------------------------------------------------------------------------------------
                   AIM V.I. Growth Fund -- Series I       Seeks to achieve growth of capital. A I M Advisors, Inc.
                   shares
                   -------------------------------------------------------------------------------------------------------
                   AIM V.I. International Growth Fund --  Seeks to provide long-term growth   A I M Advisors, Inc.
                   Series II shares                       of capital.
                   -------------------------------------------------------------------------------------------------------
                   AIM V.I. Premier Equity Fund -- Series Seeks to achieve long-term growth   A I M Advisors, Inc.
                   I shares                               of capital. Income is a secondary
                                                          objective.
                   -------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN Alger American Growth Portfolio --     Seeks long-term capital             Fred Alger Management, Inc.
FUND               Class O Shares                         appreciation.
                   -------------------------------------------------------------------------------------------------------
                   Alger American Small                   Seeks long-term capital             Fred Alger Management, Inc.
                   Capitalization Portfolio -- Class O    appreciation.
                   Shares
                   -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Global Technology    Seeks growth of capital. Current    Alliance Capital
VARIABLE PRODUCTS  Portfolio -- Class B (formerly,        income is incidental to the         Management, L.P.
SERIES FUND, INC.  AllianceBernstein Technology           portfolio's objective.
                   Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   AllianceBernstein Growth and Income    Seeks reasonable current income     Alliance Capital
                   Portfolio -- Class B                   and reasonable opportunity for      Management, L.P.
                                                          appreciation through investments
                                                          primarily in dividend-paying common
                                                          stocks of good quality.
                   -------------------------------------------------------------------------------------------------------
                   AllianceBernstein International Value  Seeks long-term growth of capital.  Alliance Capital
                   Portfolio -- Class B                                                       Management, L.P.
                   -------------------------------------------------------------------------------------------------------
                   AllianceBernstein Large Cap Growth     Seeks growth of capital by pursuing Alliance Capital
                   Portfolio -- Class B (formerly,        aggressive investment policies.     Management, L.P.
                   AllianceBernstein Premier Growth
                   Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   AllianceBernstein Small Cap Growth     Seeks growth of capital by pursuing Alliance Capital
                   Portfolio -- Class B                   aggressive investment policies.     Management, L.P.
                                                          Current income is incidental to the
                                                          portfolio's objective.
                   -------------------------------------------------------------------------------------------------------

                                                                                                    Adviser (and Sub-Adviser(s),
                        Subaccount                                     Investment Objective                as applicable)
                        --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --        Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS II, Class II                               a strategy that seeks to protect     Management, Inc.
INC.                                                           against U.S. inflation.
                        --------------------------------------------------------------------------------------------------------
DREYFUS                 The Dreyfus Socially Responsible       Seeks capital growth, with current   The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial Shares    income as a secondary goal.
                        --------------------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund           Seeks high current income.           Eaton Vance Management
VARIABLE TRUST
                        --------------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences Fund      Seeks long-term capital growth by    OrbiMed Advisors LLC
                                                               investing in a worldwide and
                                                               diversified portfolio of health
                                                               sciences companies.
                        --------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund -- Class 2     Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST                                                                                       Management Company, LLC
                        --------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES     Mercury Basic Value V.I. Fund --       Seeks capital appreciation and,      Merrill Lynch Investment
FUNDS, INC.             Class III Shares (formerly, Merrill    secondarily income.                  Managers, L.P., dba Mercury
(FORMERLY, MERRILL      Lynch Basic Value V.I. Fund)                                                Advisors
LYNCH VARIABLE
SERIES FUNDS, INC.)
                        --------------------------------------------------------------------------------------------------------
                        Mercury Global Allocation V.I. Fund -- Seeks high total investment return.  Merrill Lynch Investment
                        Class III Shares (formerly, Merrill                                         Managers, L.P., dba Mercury
                        Lynch Global Allocation V.I. Fund)                                          Advisors
                        --------------------------------------------------------------------------------------------------------
                        Mercury Large Cap Growth V.I.          Seeks long-term capital growth.      Merrill Lynch Investment
                        Fund -- Class III Shares (formerly,                                         Managers, L.P., dba Mercury
                        Merrill Lynch Large Cap Growth V.I.                                         Advisors
                        Fund)
                        --------------------------------------------------------------------------------------------------------
                        Mercury Value Opportunities V.I.       Seeks long-term growth of capital.   Merrill Lynch Investment
                        Fund -- Class III Shares (formerly,                                         Managers, L.P., dba Mercury
                        Merrill Lynch Value Opportunities V.I.                                      Advisors
                        Fund)
                        --------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE     Federated American Leaders Fund II     Seeks long-term growth of capital.   Federated Equity Management
SERIES                                                         Providing income is a secondary      Company of Pennsylvania
                                                               objective.
                        --------------------------------------------------------------------------------------------------------
                        Federated Capital Income Fund II       Seeks high current income and        Federated Equity Management
                                                               moderate capital appreciation.       Company of Pennsylvania
                                                                                                    (subadvised by Federated
                                                                                                    Investment Management
                                                                                                    Company)
                        --------------------------------------------------------------------------------------------------------
                        Federated High Income Bond Fund II     Seeks high current income by         Federated Investment
                                                               investing in lower-rated corporate   Management Company
                                                               debt obligations commonly referred
                                                               to as "junk bonds."
                        --------------------------------------------------------------------------------------------------------
                        Federated Kaufmann Fund II --          Seeks capital appreciation.          Federated Equity Management
                        Service Shares                                                              Company of Pennsylvania
                                                                                                    (subadvised by Federated
                                                                                                    Global Investment
                                                                                                    Management Corp.)
                        --------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount                               Investment Objective                   as applicable)
                     -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset ManagerSM Portfolio    Seeks to obtain high total return     Fidelity Management &
INSURANCE PRODUCTS                                    with reduced risk over the long-term  Research Company
FUND                                                  by allocating its assets among        (subadvised by Fidelity
                                                      stocks, bonds, and short-term         Management & Research
                                                      instruments.                          (U.K.) Inc., Fidelity
                                                                                            Management & Research (Far
                                                                                            East) Inc., Fidelity Investments
                                                                                            Japan Limited, Fidelity
                                                                                            Investments Money
                                                                                            Management, Inc. and FMR
                                                                                            Co., Inc.
                     -------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio      Seeks long-term capital               Fidelity Management &
                                                      appreciation.                         Research Company
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research (Far
                                                                                            East) Inc., Fidelity Investments
                                                                                            Japan Limited and FMR Co.,
                                                                                            Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation Seeks capital appreciation.           Fidelity Management &
                     Portfolio -- Service Class 2                                           Research Company
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research U.K.
                                                                                            Inc., Fidelity Management &
                                                                                            Research Far East Inc., Fidelity
                                                                                            Investments Japan Limited
                                                                                            and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio      Seeks reasonable income by            Fidelity Management &
                                                      investing primarily in income-        Research Company
                                                      producing equity securities. In       (subadvised by FMR Co., Inc.)
                                                      choosing these securities, the fund
                                                      will also consider the potential for
                                                      capital appreciation. The fund's
                                                      goal is to achieve a yield which
                                                      exceeds the composite yield on the
                                                      securities comprising the Standard
                                                      & Poor's 500/SM/ Index. (S&P 500(R)).
                     -------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio             Seeks to achieve capital              Fidelity Management &
                                                      appreciation.                         Research Company
                                                                                            (subadvised by FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Growth & Income Portfolio    Seeks high total return through a     Fidelity Management &
                                                      combination of current income and     Research Company
                                                      capital appreciation.                 (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research (Far
                                                                                            East) Inc., Fidelity Investments
                                                                                            Japan Limited and FMR Co.,
                                                                                            Inc.)
                     -------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount                                  Investment Objective                 as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth Opportunities Portfolio   Seeks to provide capital growth.   Fidelity Management &
                                                                                           Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR Co.,
                                                                                           Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Service     Seeks long-term growth of capital. Fidelity Management &
                   Class 2                                                                 Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. and Fidelity
                                                                                           Management & Research Far
                                                                                           East Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio               Seeks long-term growth of capital. Fidelity Management &
                                                                                           Research Company
                                                                                           (subadvised by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio       Seeks capital appreciation.        Fidelity Management &
                                                                                           Research Company
                                                                                           (subadvised by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --   Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                       maintaining prospects for capital
PRODUCTS TRUST                                          appreciation.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities Fund -- Seeks long-term capital growth.    Templeton Investment
                   Class 1 Shares                                                          Counsel, LLC
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                          Seeks maximum income consistent    GE Asset Management
FUNDS, INC.                                             with prudent investment            Incorporated
                                                        management and the preservation
                                                        of capital.
                   --------------------------------------------------------------------------------------------------------
                   International Equity Fund            Seeks long-term growth of capital. GE Asset Management
                                                                                           Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,       Seeks long-term growth of capital  GE Asset Management
                   Mid-Cap Value Equity Fund)           and future income.                 Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                    Seeks a high level of current      GE Asset Management
                                                        income consistent with the         Incorporated
                                                        preservation of capital and the
                                                        maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital  GE Asset Management
                                                        and future income rather than      Incorporated
                                                        current income.
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return         GE Asset Management
                                                        through current income and capital Incorporated (subadvised by
                                                        appreciation.                      Seneca Capital Management)
                   --------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund1               Seeks growth of capital and        GE Asset Management
                                                        accumulation of income that        Incorporated (subadvised by
                                                        corresponds to the investment      SSgA Funds Management,
                                                        return of the S&P's 500 Composite  Inc.)
                                                        Stock Index.
                   --------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount                                     Investment Objective                as applicable)
                   --------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund            Seeks long-term growth of capital.   GE Asset Management
                                                                                               Incorporated (subadvised by
                                                                                               Palisade Capital Management
                                                                                               LLC)
                   --------------------------------------------------------------------------------------------------------
                   Total Return Fund                      Seeks the highest total return       GE Asset Management
                                                          composed of current income and       Incorporated
                                                          capital appreciation, as is
                                                          consistent with prudent investment
                                                          risk.
                   --------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                       Seeks long-term growth of capital.   GE Asset Management
                                                                                               Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Value Equity Fund                      Seeks long-term growth capital and   GE Asset Management
                                                          future income.                       Incorporated
                   --------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and Income        Seeks long-term growth of capital    Goldman Sachs Asset
VARIABLE INSURANCE Fund                                   and growth of income.                Management, L. P.
TRUST              --------------------------------------------------------------------------------------------------------
                   Goldman Sachs Mid Cap Value Fund       Seeks long-term capital              Goldman Sachs Asset
                                                          appreciation.                        Management, L. P.
                   --------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable Emerging     Seeks capital appreciation.          Salomon Brothers Asset
SERIES FUND        Growth Fund -- Class II                                                     Management Inc
                   --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio                     Seeks long-term capital growth.      Janus Capital
                                                                                               Management LLC
                   --------------------------------------------------------------------------------------------------------
                   Flexible Bond Portfolio (formerly,     Seeks to obtain maximum total        Janus Capital
                   Flexible Income Portfolio)             return, consistent with preservation Management LLC
                                                          of capital.
                   --------------------------------------------------------------------------------------------------------
                   Forty Portfolio (formerly, Capital     A non-diversified/1/ portfolio that  Janus Capital
                   Appreciation Portfolio)                seeks long-term growth of capital.   Management LLC
                   --------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio --      Seeks long-term growth of capital.   Janus Capital
                   Service Shares                                                              Management LLC
                   --------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio -- Service A non-diversified/1/ portfolio that  Janus Capital
                   Shares                                 seeks long-term growth of capital.   Management LLC
                   --------------------------------------------------------------------------------------------------------
                   International Growth Portfolio --      Seeks long-term growth of capital.   Janus Capital
                   Institutional Shares                                                        Management LLC
                   --------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio (formerly,  Seeks long-term growth of capital in Janus Capital
                   Growth Portfolio)                      a manner consistent with the         Management LLC
                                                          preservation of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio               Seeks long-term growth of capital.   Janus Capital
                                                                                               Management LLC
                   --------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio             Seeks long-term growth of capital.   Janus Capital
                                                                                               Management LLC
                   --------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                               Adviser (and Sub-Adviser(s),
                 Subaccount                                       Investment Objective                as applicable)
                 ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE  MFS(R) Investors Growth Stock            Seeks long-term growth of capital    Massachusetts Financial
INSURANCE TRUST  Series -- Service Class Shares           and future income rather than        Services Company
                                                          current income.
                 ----------------------------------------------------------------------------------------------------------
                 MFS(R) Investors Trust                   Seeks long-term growth of capital    Massachusetts Financial
                 Series -- Service Class Shares           and secondarily to provide           Services Company
                                                          reasonable current income.
                 ----------------------------------------------------------------------------------------------------------
                 MFS(R) New Discovery Series --           Seeks capital appreciation.          Massachusetts Financial
                 Service Class Shares                                                          Services Company
                 ----------------------------------------------------------------------------------------------------------
                 MFS(R) Total Return Series -- Service    Seeks above-average income.          Massachusetts Financial
                 Class Shares                             Reasonable opportunity for growth    Services Company
                                                          of capital and income is a
                                                          secondary objective.
                 ----------------------------------------------------------------------------------------------------------
                 MFS(R) Utilities Series -- Service Class Seeks capital growth and current     Massachusetts Financial
                 Shares                                   income.                              Services Company
                 ----------------------------------------------------------------------------------------------------------
NATIONS SEPARATE Nations Marsico Growth Portfolio         Seeks long-term growth of capital.   Banc of America Capital
ACCOUNT TRUST                                                                                  Management, LLC (subadvised
                                                                                               by Marsico Capital)
                 ----------------------------------------------------------------------------------------------------------
                 Nations Marsico International            Seeks long-term growth of capital.   Banc of America Capital
                 Opportunities Portfolio                                                       Management, LLC (subadvised
                                                                                               by Marsico Capital)
                 ----------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Aggressive Growth            Seeks capital appreciation by        OppenheimerFunds, Inc.
VARIABLE ACCOUNT Fund/VA                                  investing in "growth type"
FUNDS                                                     companies.
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer Balanced Fund/VA             Seeks a high total investment        OppenheimerFunds, Inc.
                                                          return which includes current
                                                          income and capital appreciation in
                                                          the values of its shares.
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer Capital Appreciation         Seeks capital appreciation by        OppenheimerFunds, Inc.
                 Fund/VA                                  investing in securities of well-
                                                          known, established companies.
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer Core Bond Fund/VA            Seeks a high level of current        OppenheimerFunds, Inc.
                 (formerly, Oppenheimer Bond Fund/        income. As a secondary objective,
                 VA)                                      the fund seeks capital appreciation
                                                          when consistent with its primary
                                                          objective.
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer Global Securities            Seeks long-term capital              OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares                appreciation by investing a
                                                          substantial portion of its assets in
                                                          securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations
                                                          that are considered to have
                                                          appreciation possibilities.
                 ----------------------------------------------------------------------------------------------------------
                 Oppenheimer High Income Fund/VA          Seeks a high level of current        OppenheimerFunds, Inc.
                                                          income from investment in high-
                                                          yield fixed-income securities.
                 ----------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                  Subaccount                                     Investment Objective                as applicable)
                  --------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Fund/VA --     Seeks total return (which includes    OppenheimerFunds, Inc.
                  Service Shares                         growth in the value of its shares as
                                                         well as current income) from equity
                                                         and debt securities.
                  --------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Small Cap      Seeks capital appreciation.           OppenheimerFunds, Inc.
                  Fund/VA -- Service Shares
                  --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    All Asset Portfolio -- Advisor Class   Seeks maximum real return             Pacific Investment
INSURANCE TRUST   Shares                                 consistent with preservation of real  Management Company LLC capital and prudent investment
                                                         management.
                  --------------------------------------------------------------------------------------------------------
                  Foreign Bond Portfolio (U.S. Dollar    Seeks maximum total return,           Pacific Investment
                  Hedged) -- Administrative Class        consistent with preservation of       Management Company LLC
                  Shares                                 capital and prudent investment
                                                         management.
                  --------------------------------------------------------------------------------------------------------
                  High Yield Portfolio -- Administrative Seeks maximum total return,           Pacific Investment
                  Class Shares                           consistent with preservation of       Management Company LLC
                                                         capital and prudent investment
                                                         management. Invests at least 80%
                                                         of its assets in a diversified
                                                         portfolio of high yield securities
                                                         ("junk bonds") rated below
                                                         investment grade but rated at least
                                                         Caa by Moody's or CCC by S&P, or,
                                                         if unrated, determined by PIMCO to
                                                         be of comparable quality, subject to
                                                         a maximum of 5% of total assets in
                                                         securities rated Caa by Moody's
                                                         CCC by or S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                  --------------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government              Seeks maximum total return,           Pacific Investment
                  Portfolio -- Administrative Class      consistent with preservation of       Management Company LLC
                  Shares                                 capital and prudent investment
                                                         management.
                  --------------------------------------------------------------------------------------------------------
                  Low Duration Portfolio --              Seeks maximum total return,           Pacific Investment
                  Administrative Class Shares            consistent with preservation of       Management Company LLC
                                                         capital and prudent investment
                                                         management.
                  --------------------------------------------------------------------------------------------------------
                  Total Return Portfolio --              Seeks maximum total return,           Pacific Investment
                  Administrative Class Shares            consistent with preservation of       Management Company LLC
                                                         capital and prudent investment
                                                         management.
                  --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II         Seeks long-term growth of capital.    Prudential Investments LLC
SERIES FUND, INC.                                                                              (subadvised by Jennison
                                                                                               Associate LLC)
                  --------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus Portfolio --      Seeks long-term growth of capital.    Prudential Investments LLC
                  Class II                                                                     (subadvised by Jennison
                                                                                               Associates LLC)
                  --------------------------------------------------------------------------------------------------------


                          Subaccount                                      Investment Objective
                          -----------------------------------------------------------------------------
                          Natural Resources Portfolio -- Class II Seeks long-term growth of capital.


                          -----------------------------------------------------------------------------
RYDEX VARIABLE            OTC Fund/1/                             Seeks to provide investment results
TRUST                                                             that correspond to a benchmark for
                                                                  over-the-counter securities. The
                                                                  fund's current benchmark is the
                                                                  NASDAQ 100 Index(TM). The NASDAQ
                                                                  100 Index(TM) contains the 100
                                                                  largest non-financial, non-utilities
                                                                  stocks in the NASDAQ composite.
                          -----------------------------------------------------------------------------
SALOMON BROTHERS          Salomon Brothers Variable All Cap       Seeks capital appreciation through
VARIABLE SERIES FUNDS INC Fund -- Class II                        investment in securities which the
                                                                  managers believe have above-
                                                                  average capital appreciation
                                                                  potential.
                          -----------------------------------------------------------------------------
                          Salomon Brothers Variable Investors     Seeks long-term growth of capital.
                          Fund -- Class I                         Income is a secondary objective.
                          -----------------------------------------------------------------------------
                          Salomon Brothers Variable Strategic     Seeks to maximize total return,
                          Bond Fund -- Class I                    consistent with the preservation of
                                                                  capital.
                          -----------------------------------------------------------------------------
                          Salomon Brothers Variable Total         Seeks to obtain above-average
                          Return Fund -- Class II                 income (compared to a portfolio
                                                                  entirely invested in equity
                                                                  securities). The fund's secondary
                                                                  objective is to take advantage of
                                                                  opportunities to achieve growth of
                                                                  capital and income.
                          -----------------------------------------------------------------------------
VAN KAMPEN LIFE           Comstock Portfolio -- Class II Shares   Seeks capital growth and income.
INVESTMENT TRUST
                          -----------------------------------------------------------------------------
                          Emerging Growth Portfolio -- Class II   Seeks capital appreciation.
                          Shares
                          -----------------------------------------------------------------------------

                                        Adviser (and Sub-Adviser(s),
Subaccount                                     as applicable)
--------------------------------------------------------------------
Natural Resources Portfolio -- Class II  Prudential Investments LLC
                                         (subadvised by Jennison
                                         Associates LLC)
--------------------------------------------------------------------
OTC Fund/1/                              Rydex Investments







--------------------------------------------------------------------
Salomon Brothers Variable All Cap        Salomon Brothers Asset
Fund -- Class II                         Management Inc



--------------------------------------------------------------------
Salomon Brothers Variable Investors      Salomon Brothers Asset
Fund -- Class I                          Management Inc
--------------------------------------------------------------------
Salomon Brothers Variable Strategic      Salomon Brothers Asset
Bond Fund -- Class I                     Management Inc

--------------------------------------------------------------------
Salomon Brothers Variable Total          Salomon Brothers Asset
Return Fund -- Class II                  Management Inc





--------------------------------------------------------------------
Comstock Portfolio -- Class II Shares    Van Kampen Asset
                Management Inc.
--------------------------------------------------------------------
Emerging Growth Portfolio -- Class II    Van Kampen Asset
Shares                                   Management Inc.
--------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new premium payments or transfers on or after November 15, 2004:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount                               Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.
                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage

                      Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc. Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GEI Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II, (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.35% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION
PROGRAM
                      The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program.

GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

                      [Investment Adviser], one of our affiliates, provides investment advice for the Asset Allocation Program. [Investment Adviser] is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, [Investment Adviser] has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

                         . Certain of the optional riders available for
                           purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

                         . Contract owners that do not purchase one of the
                           Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

                      If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                      If you participate in the Asset Allocation Program, [Investment Adviser] will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by [Investment Adviser]), the Asset Allocation Models are updated as discussed below.

                      If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on [Investment Adviser's] role as investment adviser for the Asset Allocation Program, you may review [Investment Adviser's] disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of [Investment Adviser]. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a two-step process designed to optimize the selection of Portfolios for a given level of risk tolerance in an effort to maximize returns and limit the effects of market volatility.

                      First, [Investment Adviser] conducts an optimization analysis to determine the breakdown of asset classes for each Asset Allocation Model. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign).

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asst class exposures. [Investment Adviser] considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, [Investment Adviser] may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use.

                      These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES    quarterly, unless determined to be necessary or
OF UPDATES            appropriate by [Investment Adviser]) to assess whether
                      the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model.
                      As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the ( ) week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"). [Investment Adviser] provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by [Investment Adviser] with respect to the Asset Allocation Models. You will, however, continue to receive written materials from [Investment Adviser] about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

                      For contract owners who have not elected one of the
SELECTING A PORTFOLIO Guaranteed Minimum Withdrawal Benefit Rider Options or
OPTIMIZATION MODEL    one of the Payment Protection Rider Options.

                      If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will [Investment Adviser]. The following paragraph provides some information you may want to consider in making this decision.

                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated

                      Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor [Investment Adviser] bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request [or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us].

MONTHLY REBALANCING   On the last business day of each calendar quarter, and on
                      any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding
                      Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model.
                      This monthly rebalancing takes account of:

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount performance; and

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

                      The first monthly rebalancing will occur at the end of the first calendar month following the Contract Date.

                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent a quarterly performance report that provides information about the Portfolios within your Model, as part of your usual quarterly statement.
                      Information concerning the current Models is described below.

RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio or asset class or other combinations of Portfolios or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

                      [Investment Adviser] may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, [Investment Adviser] or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. [Investment Adviser] may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided below. These models are available effective
                                . You should review this information carefully
                      before selecting or changing a Model.



                         Genworth                               Genworth
     Genworth           Moderately          Genworth           Moderately          Genworth
   Conservative        Conservative         Moderate           Aggressive         Aggressive
    Allocation          Allocation         Allocation          Allocation         Allocation
    "Model A"           "Model B"          "Model C"           "Model D"          "Model E"
-------------------------------------------------------------------------------------------------
                                        Investor Profile
-------------------------------------------------------------------------------------------------
For the investor    For the investor   For the investor    For the investor   For the investor
who is willing to   who is willing to  who is willing to   who is willing to  who is willing to
accept a low level  accept moderate    accept moderate     accept moderate    accept a high level
of risk and whose   risk and whose     risk to high risk   to high risk and   of risk and whose
objective is a high objective is to    and whose           whose objective is objective is
level of current    combine growth     objective is growth growth of capital, primarily growth of
income with         and current        of capital with a   but who seeks to   capital. Target mix
preservation of     income. Target mix low to moderate     offset the price   of 100% equities.
capital. Target mix of 40% equities    level of current    swings of an all-
of 20% equities     and 60% fixed      income. Target mix  stock portfolio.
and 80% fixed       income.            of 60% equities     Target mix of 80%
income.                                and 40% fixed       equities and 20%
                                       income.             fixed income.
-------------------------------------------------------------------------------------------------




                         PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR
                                            EXAMPLE ONLY



                                     Model A Model B Model C Model D Model E
    ------------------------------------------------------------------------
    Equity
    ------------------------------------------------------------------------
    Large Cap Value                        %       %       %       %       %
    ------------------------------------------------------------------------
    Large Cap Core                         %       %       %       %       %
    ------------------------------------------------------------------------
    Large Cap Growth                       %       %       %       %       %
    ------------------------------------------------------------------------
    Mid Cap                                %       %       %       %       %
    ------------------------------------------------------------------------
    Small Cap                              %       %       %       %       %
    ------------------------------------------------------------------------
    International Growth                   %       %       %       %       %
    ------------------------------------------------------------------------
    International Value                    %       %       %       %       %
    ------------------------------------------------------------------------
    Specialty -- Real Estate               %       %       %       %       %
    ------------------------------------------------------------------------
    Specialty -- Natural Resources         %       %       %       %       %
    ------------------------------------------------------------------------
    Total % Equities                       %       %       %       %       %
    ------------------------------------------------------------------------

    Fixed Income
    ------------------------------------------------------------------------
    High Yield Bonds                       %       %       %       %       %
    ------------------------------------------------------------------------
    Long Term Gov't Bonds                  %       %       %       %       %
    ------------------------------------------------------------------------
    Intermediate Term Domestic Bonds       %       %       %       %       %
    ------------------------------------------------------------------------
    TIPS                                   %       %       %       %       %
    ------------------------------------------------------------------------
    Bank Loan -- Fixed Income              %       %       %       %       %
    ------------------------------------------------------------------------
    Short Term Bonds                       %       %       %       %       %
    ------------------------------------------------------------------------
    Cash Equivalents                       %       %       %       %       %
    ------------------------------------------------------------------------
    Total % Fixed Income                   %       %       %       %       %
    ------------------------------------------------------------------------

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision of this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM
THE SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.


GUARANTEED
INCOME RIDER
CHARGE
                      We charge you for expenses related to the Guaranteed Income Rider, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.40% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rider may not be available in all states or in all markets.

CHARGES FOR THE
GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT
 RIDER OPTIONS





                      We charge you for expenses related to the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, you must do so at the time of application.

GUARANTEED MINIMUM    We assess a charge for the Guaranteed Minimum Withdrawal
 WITHDRAWAL BENEFIT   Benefit Rider equal to an annualized rate of 0.50% of the
 RIDER                daily net assets of the Separate Account. The deduction
                      from the Separate Account is reflected in your Contract
                      Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed
                      Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed
                      Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason.

GUARANTEED MINIMUM    For contracts issued on or after the later of October 7,
 WITHDRAWAL BENEFIT   2005 or the date on which state insurance authorities
 FOR LIFE RIDER       approve applicable contract modifications, but prior to
                      April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider equal to an annualized rate of 0.50% of the daily net assets of the Separate Account.
                      For contracts issued on or after the later of April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single
                      Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit for Life Rider at any time and for any reason.

CHARGES FOR
THE PAYMENT
PROTECTION
RIDER OPTIONS
                      We charge you for expenses related to the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Payment Protection Rider or the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, you must do so at the time of application.

PAYMENT PROTECTION    We assess a charge for the Payment Protection Rider equal
 RIDER                to an annualized rate of 0.40% of the daily net assets of
                      the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract
                      Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

                      The Payment Protection Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason.

PAYMENT PROTECTION    We assess a charge for the Payment Protection with
 WITH COMMUTATION     Commutation Immediate and Deferred Variable Annuity Rider
 IMMEDIATE AND        equal to an annualized rate of 0.50% of the daily net
 DEFERRED VARIABLE    assets of the Separate Account for single Annuitant
 ANNUITY RIDER        contracts and 0.65% of the daily net assets of the
                      Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

                      If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Maturity Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge is 6% of the lesser of (i) the income base (as such term is defined in the contract) less any premium tax; or (ii) the commutation base (as such term is defined in the contract) less any premium tax. The amount of such commutation charge will not exceed 9% of premium payments.


OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract maintenance charge of
MAINTENANCE           $25 from your Contract Value to compensate us for certain
CHARGE                administrative expenses incurred in connection with the
                      contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

                      We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge.
                      The charge for the Annual Step-Up Death Benefit Rider
                      Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE 5%     We charge you for expenses related to the 5% Rollup Death
ROLLUP DEATH          Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup
                      Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5%
                      Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding
                      Program.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT         rider at the time of application. We deduct this charge
RIDER OPTION          against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.
                      At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector
                      Death Benefit Rider Option is 0.30% of your Contract
                      Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector and Greater of Annual Step-Up and 5% Rollup
AND GREATER OF        Death Benefit Rider Option if you elect this rider at the
ANNUAL STEP-UP AND    time of application. We deduct this charge against your
5% ROLLUP DEATH       assets in the Separate Account at each contract
BENEFIT RIDER         anniversary and at surrender to compensate us for the
OPTION                increased risks and expenses associated with providing
                      this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge.
                      The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
                      Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity
                      Cross Funding Program.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

CHARGE FOR            We charge you for expenses related to the Optional
OPTIONAL              Enhanced Death Benefit. At the beginning of each contract
ENHANCED DEATH        year after the first Contract Year, we deduct a charge
BENEFIT               against the average of:

                       (1) your Contract Value at the beginning of the previous
                           contract year; and

                       (2) your Contract Value at the end of the previous
                           contract year.

                      At surrender, a charge is made against the average of:

                       (1) your Contract Value at the beginning of the current
                           contract year; and

                       (2) your Contract Value at surrender.

                      The charge at surrender will be a pro rata portion of the annual charge.

                      We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your average prior contract year's Contract Value, as described above. (The rate that applies to your contract will be fixed at issue.) We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total value in all Subaccounts at the time we take the charge. If there are insufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Subaccounts, if any, and then from the Guarantee Account (if available). Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

                      The following provisions apply to all contracts:

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE
CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and

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



                      other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay Federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

                         . your Maturity Date (your Maturity Date must be a
                           date at least 12 months from the date the contract is issued);

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract as in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable

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



                           beneficiary), and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider at the time of application, you may not change your scheduled income start date or your optional payment plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last premium payment. You may not however, change the optional payment plan once elected at the time of application.


ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.


                      If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

                      The Guaranteed Income Rider will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of the Guaranteed


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




                      Income Rider, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)


                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM
PAYMENTS
                      You may make premium payments to us at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional premium payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

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VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.


ALLOCATION OF
PREMIUM
PAYMENTS

                      We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account (if available), according to your instructions. You may allocate premium payments to up to 20 Subaccounts plus the Guarantee Account (if available) at any one time. If you have elected the Guaranteed Income Rider, you may not allocate premium payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all premium payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions in this prospectus. The percentage of any premium payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.


                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

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VALUATION OF
ACCUMULATION
UNITS
                      Partial surrenders, surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

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


Transfers


TRANSFERS
BEFORE THE
MATURITY DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and if your contract was issued prior to May 1, 2003, the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. In addition, if you elect the Guaranteed Income Rider, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent premium payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. If the Guarantee Account is available, owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      Please remember that the Guarantee Account is only available to contracts issued prior to May 1, 2003. Where the Guarantee Account is available, we may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM
THE SUBACCOUNTS
TO THE GUARANTEE
ACCOUNT
                      We may also restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

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TRANSFERS
AMONG THE
SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

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                      These restrictions will apply to all owners and their
                      designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      In addition, the restrictions and charges listed above do not apply to any:

                        (1) scheduled transfers made to the GIS Subaccount(s)
                            pursuant to the terms of the Guaranteed Income Rider; or


                        (2) transfers made among the Subaccounts pursuant to
                            automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.


                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.


TELEPHONE/
INTERNET
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and, if their contract was issued prior to May 1, 2003, the Guarantee Account, by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes

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



                            any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement to protect
                            our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

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SPECIAL NOTE ON
RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your Internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

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




                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

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                      There can be no assurance that the U.S. Mail requirement
                      will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

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                      Owners and other persons with material rights under the
                      contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      Dollar Cost Averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or if your contract was issued prior to May 1, 2003, the Guarantee Account, to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) electing it on your application;

                        (2) contacting an authorized sales representative; or

                        (3) contacting us at (800) 352-9910.

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                      To use the program, you must transfer at least $100 from
                      the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If your contract was issued prior to May 1, 2003 and if you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

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                      Dollar Cost Averaging is not available if you have
                      elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


PORTFOLIO
REBALANCING
PROGRAM
                      Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:


                         . you elected one of the Payment Protection Rider
                           Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

                         . you reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.


                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

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GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      If your contract was issued prior to May 1, 2003, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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


Surrenders and Partial Surrenders

SURRENDERS AND
PARTIAL
SURRENDERS
                      We will allow you to totally surrender your contract or surrender of a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of the annual
                            contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets allocated to the Separate Account. (If your contract was issued prior to May 1, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial surrender, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. If the Guaranteed Income Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. When taking a partial surrender, any applicable premium tax will be taken from the amount surrendered unless otherwise requested.


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                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


                      Please remember that partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce your death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.


                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

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




                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to May 1, 2003) from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of the Guaranteed Income Rider is elected at the time of application) in which you have an interest. For contracts issued prior to May 1, 2003, to the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a

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



                      Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program as well as partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.


                      If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Option, partial surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.




GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT RIDER
OPTIONS
                      We offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this contract: the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the premium payments you made to the contract, even if your Contract Value reduces to zero. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

GUARANTEED MINIMUM    The Guaranteed Minimum Withdrawal Benefit Rider may not
WITHDRAWAL BENEFIT    be available in all states or markets. The Guaranteed
UNDER THE GUARANTEED  Minimum Withdrawal Benefit Rider also may be referred to
MINIMUM WITHDRAWAL    as "Guaranteed Withdrawal Advantage" in our marketing
BENEFIT RIDER         materials. We reserve the right to discontinue offering
                      the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      If you:

                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount less than or equal to the Withdrawal Limit;

                      you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the Withdrawal Factor for the wait period.

                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent premium payment to the Valuation Day of the first withdrawal after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals premium payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional premium payment is applied to your
                           protected amount; or

                         . you elect to reset the protected amount.


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                      Your protected amount can never exceed $2,000,000. This
                      maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial remaining amount is equal to your initial protected amount.

                      Subsequent Premium Payments. Any additional premium payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent premium payment. Otherwise, both the protected amount and the remaining amount will be increased by (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      We reserve the right to not adjust protected amounts and remaining amounts for any additional premium payments.

                      Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and remaining amount to
                           equal your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional premium payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent premium payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such premium payments. In addition, if you make premium payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract


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                      Value is increased by such premium payments, you are less
                      likely to realize any benefit under the Guaranteed
                      Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making premium payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the protected amount and remaining amount.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

                      If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

                        (a) is the Contract Value after the Gross Withdrawal;
                            and

                        (b) is the prior remaining amount less the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

                      Reduction in Contract
                      Value. Your Contract Value after
                      taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greater of the remaining amount or Contract Value in a lump sum.

                         . If the Withdrawal Limit is greater than or equal to
                           $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.




                      Examples. The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The Examples are not intended to depict investment performance of the contract.


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                      The first example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional premium payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;
                        (4) the contract earns a net return of -2%; and
                        (5) the owner takes withdrawals equal to the Withdrawal
                            Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.



                                     Contract
          Contract Value Withdrawals Value -
          - Beginning of Taken - End  End of    Protected    Remaining
               Year        of Year     Year      Amount       Amount
          ------------------------------------------------------------
             $100,000      $7,000    $91,000     $100,000    $ 93,000
               91,000       7,000     82,180                   86,000
               82,180       7,000     73,536                   79,000
               73,536       7,000     65,066                   72,000
               65,066       7,000     56,764                   65,000
               56,764       7,000     48,629                   58,000
               48,629       7,000     40,656                   51,000
               40,656       7,000     32,843                   44,000
               32,843       7,000     25,186                   37,000
               25,186       7,000     17,683                   30,000
               17,683       7,000     10,329                   23,000
               10,329       7,000      3,123                   16,000
                3,123       7,000         --                    9,000
                  --        7,000         --                    2,000
                  --        2,000         --                       --
                                              Total Received $100,000
          ------------------------------------------------------------

                      This next example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional premium payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;
                        (4) the contract earns a net return of -2%; and
                        (5) the owner takes no withdrawals in the first five
                            Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.



                                               Contract
                    Contract Value Withdrawals Value -
                     - Beginning   Taken - End  End of    Protected    Remaining
                       of Year       of Year     Year      Amount       Amount
                    ------------------------------------------------------------
                       $100,000           --   $98,000     $100,000    $100,000
                         98,000           --    96,040                  100,000
                         96,040           --    94,119                  100,000
                         94,119           --    92,237                  100,000
                         92,237           --    90,392                  100,000
                         90,392      $10,000    78,584                   90,000
                         78,584       10,000    67,013                   80,000
                         67,013       10,000    55,672                   70,000
                         55,672       10,000    44,559                   60,000
                         44,559       10,000    33,668                   50,000
                         33,668       10,000    22,994                   40,000
                         22,994       10,000    12,534                   30,000
                         12,534       10,000        --                   20,000
                            --        10,000        --                   10,000
                            --        10,000        --                       --
                                                        Total Received $100,000
                    ------------------------------------------------------------



WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             Rider must be elected at application. The rider will
                      remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity
                      Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

GUARANTEED MINIMUM    For contracts issued on or after the later of April 28,
WITHDRAWAL BENEFIT    2006 or the date on which state insurance authorities
UNDER THE GUARANTEED  approve applicable contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE
RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts issued on or after the later of April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for the Guaranteed Minimum Withdrawal Benefit for Life Rider in the following section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with either the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      If you

                         . allocate all Contract Value to the prescribed Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

                      Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

                      Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional premium payments. For example, since the Withdrawal Base would not be adjusted for such subsequent premium payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such premium payments. In addition, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments;
                      (ii) any such
                      premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

                      The Withdrawal Factor will be (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      The Rider Death Benefit will be (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

RESTORATION OR RESET
OF THE BENEFIT
                      Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      Reset. If all of the Annuitants are ages 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      If you do reset your Withdrawal Base, as of that date, we will:

                         .  reset the Withdrawal Base to your Contract Value;

                         . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

                         . reset the Investment Strategy to the current Investment Strategy.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:



         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be
         restored to 100% of the        The Withdrawal Factor will be
         original age Withdrawal        reset to 100% of the original
         Factor.                        age Withdrawal Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------



                      For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

                      Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

                      Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.



                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------



                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

                        (7) the owner resets the Withdrawal Base of every third
                            contract anniversary; and

                        (8) the owner dies upon reaching age 90.



                                                      Withdrawal
        Contract Value - Withdrawals                    Base -   Rider Death
           Beginning       Taken -   Contract Value - Beginning   Benefit -
    Age     of Year      End of Year   End of Year     of Year   End of Year
    ------------------------------------------------------------------------
    65      $100,000       $ 5,000       $103,000      $100,000    $95,000
    66       103,000         5,150        106,090       100,000     89,850
    67       106,090         5,305        109,273       100,000     84,546
    68       109,273         5,464        112,551       109,273     79,082
    69       112,551         5,628        115,927       109,273     73,454
    70       115,927         5,796        119,405       109,273     67,658
    71       119,405         5,970        122,987       119,405     61,688
    72       122,987         6,149        126,677       119,405     55,538
    73       126,677         6,334        130,477       119,405     49,204
    74       130,477         6,524        134,392       130,477     42,681
    75       134,392         6,720        138,423       130,477     35,961
    76       138,423         6,921        142,576       130,477     29,040
    77       142,576         7,129        146,853       142,576     21,911
    78       146,853         7,343        151,259       142,576     14,568
    79       151,259         7,563        155,797       142,576      7,005
    80       155,797         7,790        160,471       155,797          0
    81       160,471         8,024        165,285       155,797          0
    82       165,285         8,264        170,243       155,797          0
    83       170,243         8,512        175,351       170,243          0
    84       175,351         8,768        180,611       170,243          0
    85       180,611         9,031        186,029       170,243          0
    86       186,029         9,301        191,610       186,029          0
    87       191,610         9,581        197,359       186,029          0
    88       197,359         9,868        203,279       186,029          0
    89       203,279        10,164        209,378       203,279          0
    ------------------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is a court ordered assignment.

GENERAL PROVISIONS    For purposes of this rider:

                         . A non-natural entity owner must name an Annuitant
                           and may name the Annuitant's spouse as a Joint Annuitant.

                         . An individual owner must also be an Annuitant.

                         . You may name only your spouse as a joint owner.

                         . If there is only one owner, that owner may name only
                           his or her spouse as a Joint Annuitant at issue.

                         . If you marry after issue, you may add your spouse as
                           a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS      At the death of the last Annuitant, a death benefit may
                      be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
                      (b) and (c), where:

                        (a) is the death benefit as calculated under the base
                            Contract;

                        (b) is the Rider Death Benefit; and

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid according to the distribution rules under the contract.

                      If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

                      If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

GUARANTEED MINIMUM    For contracts issued prior to April 28, 2006 or the date
WITHDRAWAL BENEFIT    on which state insurance authorities approve applicable
UNDER THE GUARANTEED  contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE
RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts prior to April 28, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after to that date, please see the disclosure for the Guaranteed Minimum
                      Withdrawal Benefit for Life Rider in the previous section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with either the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.


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                      If you

                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

                      Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received (see "Premium Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Death Provisions Under the Guaranteed Minimum Withdrawal Benefit for Life Rider. This rider provides a death benefit equal to premium payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of
                      (a), (b), and (c), where:

                        (a) is the death benefit as calculated under the base
                            contract;

                        (b) is the Rider Death Benefit;


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





                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

                      If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

                      The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

                      Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit.

                      Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor will be reduced by (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      In addition, the Rider Death Benefit will be reduced by
                      (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.


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





                      If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent premium payment, the subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit where the result is equal to (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional premium payments. For example, since the Withdrawal Base would not be adjusted for such subsequent premium payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such premium payments. In addition, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments;
                      (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and
                      (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:



         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------



                      For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.


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





                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.



                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------



                      This next example assumes:

                        (1) the owner, who is also the Annuitant, premium the
                            contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.



                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       100,000      79,082
   69       112,551          5,628        115,927       100,000      73,454
   70       115,927          5,796        119,405       100,000      67,658
   71       119,405          5,970        122,987       100,000      61,688
   72       122,987          6,149        126,677       100,000      55,538
   73       126,677          6,334        130,477       100,000      49,204
   74       130,477          6,524        134,392       100,000      42,681
   75       134,392          6,720        138,423       100,000      35,961
   76       138,423          6,921        142,576       100,000      29,040
   77       142,576          7,129        146,853       100,000      21,911
   78       146,853          7,343        151,259       100,000      14,568
   79       151,259          7,563        155,797       100,000       7,005
   80       155,797          7,790        160,471       100,000          --
   81       160,471          8,024        165,285       100,000          --
   82       165,285          8,264        170,243       100,000          --
   83       170,243          8,512        175,351       100,000          --
   84       175,351          8,768        180,611       100,000          --
   85       180,611          9,031        186,029       100,000          --
   86       186,029          9,301        191,610       100,000          --
   87       191,610          9,581        197,359       100,000          --
   88       197,359          9,868        203,279       100,000          --
   89       203,279         10,164        209,378       100,000          --
   --------------------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity
                      Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

INVESTMENT STRATEGY   In order to receive the full benefit provided by each of
FOR THE GUARANTEED    the Guaranteed Minimum Withdrawal Benefit Rider Options,
MINIMUM WITHDRAWAL    you must invest all premium payments and allocations in
BENEFIT RIDER OPTIONS accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after April 28, 2006 and for contract owners who reset their benefit under the rider on or after April 28, 2006, the Investment Strategy includes

                      Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;

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                            Franklin Templeton Variable Insurance Products
                            Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; and/or

                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc. -- Salomon Brothers Variable Total Return Fund); OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.


ANNUITY CROSS
FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.


                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company). We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.


                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. Such withdrawals will reduce proportionally any death benefit available in this annuity. See the "Death Benefit" provision of this prospectus.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Maturity Date. The Maturity Date may be referred to as "Annuity Commencement Date" in the Scheduled Purchase Payment Variable Deferred Annuity.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of premium payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional premium payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Maturity Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Maturity Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity Contract.

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                      Both contracts must have the same owner, joint owner if
                      any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to this Funding Annuity are not permitted. Amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial or total or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity are higher than those applicable to such amounts had they remained invested in this Funding Annuity since this Funding Annuity has no surrender charges; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial or total or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial surrender or total surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges, if applicable, as well as any other applicable charges will be assessed according to the provisions of the contract from which the partial or total surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial surrenders or total surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial surrenders or total surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial or total surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

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                      Death benefits will be calculated and paid separately in
                      accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such income payments. You should consult a tax adviser before requesting income payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any such income payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

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Death of Owner and/or Annuitant

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DISTRIBUTION
PROVISIONS UPON
DEATH OF OWNER
OR JOINT OWNER
                      In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described in the provision below.

                      If any owner or joint owner, who is not also an Annuitant or Joint Annuitant, dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT
AT DEATH OF ANY
ANNUITANT
BEFORE THE
MATURITY
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

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                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.


                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The "5% Rollup Death Benefit Rider Option" and the "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. In addition, you may not elect the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option with the Guaranteed Minimum Withdrawal Benefit for Life Rider.


                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract was
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) premium payments adjusted for any partial
                            surrenders and any applicable premium taxes as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

                        (b) the Contract Value on the Valuation Day upon
                            receipt of due proof of death and all required forms at our Home Office.


                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) reduce the death benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.


                      Please see Appendix A for an example of the Basic Death Benefit Calculation.

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ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.


                      Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.


                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and

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                      all required forms at our Home Office. At each reset
                      date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.


                      Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.


                      You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

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                      The 5% Rollup Death Benefit on the Contract Date is the
                      initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of premium payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

                      Partial surrenders taken each contract year (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, (including any premium taxes assessed), reduces the Contract Value. If partial surrenders greater than 5% of premium payments are made in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any premium taxes paid, reduces the Contract Value.

                      Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

                      You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

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




EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we receive due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.


                      The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders (including partial surrenders taken immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.


                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we receive due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

                      The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of

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                      one of the Guaranteed Minimum Withdrawal Benefit Rider
                      Options). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.


                      Under both age scenarios listed above, partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) are taken first from gain and then from premium payments paid. For purposes of this rider, gain is calculated as
                      (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial surrender or total surrender request;

                        (b) is the total of any partial surrenders;

                        (c) is the total of premium payments paid; and

                        (d) is the total of any gain previously surrendered.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

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                         . Once you purchase the Earnings Protector Death
                           Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
PROTECTOR AND  Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit
GREATER OF     Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider
ANNUAL STEP-UP option, the amount of death benefit proceeds we will pay upon receipt of due proof of
AND 5% ROLLUP  death of any Annuitant and all required forms at our Home Office will be the greatest of:
DEATH BENEFIT
RIDER OPTION

                         . the Basic Death Benefit described above;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF
DEATH BENEFIT
RIDER OPTIONS
WHEN CONTRACT
ASSIGNED OR SOLD
                      Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.



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HOW TO CLAIM
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                      At the death of:
                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant (if any owner or
                            joint owner is a non-natural entity).

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone or in writing upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

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                      Payment choices.  The designated beneficiary may elect
                      the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

                        (1) receive the proceeds in a lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan 1 or 2 as described in
                            the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
BEFORE INCOME
PAYMENTS BEGIN
                      The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Federal Tax Matters" provision in this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

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




                      If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DEATH BENEFIT
AT DEATH OF
ANNUITANT
BEFORE THE
MATURITY DATE
                      If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. (This death benefit may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract was
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

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                      For contracts issued on or after the later of May 15,
                      2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications the Basic Death Benefit will be as follows:

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                                The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to partial surrenders.

                      We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the

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



                      percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

                      For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      The death benefit equals the sum of (a) and (b) where:

                        (a) the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is the excess, if any, of the unadjusted death
                            benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

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                            The sum of (a) and (b) above is reduced for an
                            adjustment for any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.


OPTIONAL
ENHANCED DEATH
BENEFIT
                      The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit.


                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is equal to an annual rate of 0.20% of the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

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                      The Optional Enhanced Death Benefit may not be available
                      in all states or markets. In addition, to be eligible for this rider, the Annuitant(s) cannot be older than age 75 at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your Optional Enhanced Death Benefit will never be less than zero.

                      If all Annuitant(s) are age 70 or younger at the time the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is your Contract Value as of the date we receive
                            due proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 70% of premiums adjusted for any partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If all Annuitant(s) are older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is your Contract Value on the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 40% of premiums paid adjusted for partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is your Contract Value on the date we receive your
                            partial surrender request;

                        (b) is the total of all partial surrenders, previously
                            taken;

                        (c) is the total of premiums paid; and

                        (d) is the total of any gain previously surrendered.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

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                      There are important things you should consider before you
                      purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under rider will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we still will assess the charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE
CALCULATE THE
DEATH BENEFIT
                      We will calculate the Basic Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN   In certain circumstances, Federal tax law requires that distributions be made under this
OWNER, JOINT  contract upon the first death of:
OWNER, OR
ANNUITANT       .  an owner or joint owner; or
BEFORE THE
MATURITY DATE   .  the Annuitant or Joint Annuitant (if any owner is a non-natural entity).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

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                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

                      Distribution rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

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                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death.

                      Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                Amount of
                   Person who died            Proceeds Paid
                   -----------------------------------------
                   owner or joint owner      Surrender Value
                   (who is not an Annuitant)
                   -----------------------------------------
                   owner or joint owner      Death Benefit
                   (who is an Annuitant)
                   -----------------------------------------
                   Annuitant                 Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN
OWNER, JOINT
OWNER, OR
ANNUITANT AFTER
INCOME PAYMENTS
BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

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


Income Payments


                      The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least 12 months from the date the contract is issued. (Income payments may begin on a different date from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider under the terms of that rider and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider under the terms of that rider. See the "Guaranteed Income Rider" and "Payment Protection Rider" sections of this provision.) A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time income payments begin. You may change the Maturity Date within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date, provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 years certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

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                      Payments will continue for the life of the surviving
                      Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant(s)' settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional

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



                      payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                        (1) the Surrender Value on the Valuation Day
                            immediately preceding your Maturity Date;

                        (2) the settlement age on the Maturity Date, and if
                            applicable, the gender of the Annuitant(s);

                        (3) the specific payment plan you choose; and

                        (4) if you elect variable income payments, the
                            investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.


OPTIONAL
PAYMENT PLANS
                      The following optional payment plans are available under the contract, unless you have fully annuitized under the Guaranteed Income Rider or one of the Payment Protection Rider Options:


                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

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




                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

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




VARIABLE INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.


                      If you have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.



TRANSFERS
AFTER THE
MATURITY DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer


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



                      request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      For contracts issued prior to May 1, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


GUARANTEED
INCOME RIDER

                      The Guaranteed Income Rider provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.


                      You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).


                      The Guaranteed Income Rider may not be available in all states or in all markets. This rider may be referred to as the "Guaranteed Income Advantage" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rider at any time and for any reason.


                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to

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



                      elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

SCHEDULED             The first scheduled transfer is made to the GIS
TRANSFERS             Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation
                      Day, the next Valuation Day will be treated as the monthly anniversary for that month.

                      Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

PARTIAL SURRENDERS    You may take a partial surrender or make transfers from
AND TRANSFERS         the GIS Subaccount(s) at any time prior to the earlier of
                      the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state

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



                      insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the number of scheduled transfers made prior to
                            such partial surrender or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such partial surrender or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such partial surrender or transfer.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            partial surrender or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such partial surrender or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such partial surrender or transfer.

                      Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.

MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the

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



                      first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

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




                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by
                      (c), where:

                        (a) is the scheduled transfer;

                        (b) is the guaranteed annual income factor divided by
                            12; and

                        (c) is the number of scheduled transfers made, adjusted
                            for partial surrenders and transfers.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for partial surrenders and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount.

                      For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor.

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



                      You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Maturity Date

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




                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the GE
                                Investments Funds, Inc. -- Money Market Fund;
                                and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Maturity Date

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




                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

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




                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) all value of the Subaccounts will be
                                transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income
                      Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF        For contracts issued prior to April 29, 2005, or prior to
RIDER                 the date on which state insurance authorities approve
                      applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For

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



                      contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

OWNERSHIP AND         On the date that the contract is assigned or sold, unless
CHANGE OF             under an involuntary assignment effected by legal
OWNERSHIP             process, all amounts in the GIS Subaccount(s) will be
                      transferred to the GE Investments Funds, Inc. -- Money
                      Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLES The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional premium payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

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




                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778      9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303      9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565      9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551      9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247      9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639      9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712      9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452      9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841      9,600      30,864      107,814     9,600     122,863     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,436     $9,563   $ 9,563     $127
                  12     9,557      9,563     9,563      132
                  13     9,679      9,563     9,563       16
                  14     9,803      9,563     9,787        0
                  15     9,928      9,563     9,928        0
                  16    10,055      9,563    10,055        0
                  17    10,184      9,563    10,184        0
                  18    10,314      9,563    10,314        0
                  19    10,446      9,563    10,446        0
                  20    10,579      9,563    10,579        0
                 ----------------------------------------------

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

                      The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional premium payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

        Value of                                   Value of GIS
       Subaccounts                     Value of    Subaccount at Scheduled Value of GIS    Guaranteed
     at Beginning of   Scheduled     Subaccounts   Beginning of  Transfers Subaccount at Minimum Annual
Year      Year       Transfers Made at End of Year     Year        Made     End of Year  Payment Accrued
--------------------------------------------------------------------------------------------------------
  1      $96,000        $96,000           $0         $      0     $96,000    $100,630        $9,563
  2            0              0            0          100,630           0     105,484         9,563
  3            0              0            0          105,484           0     110,572         9,563
  4            0              0            0          110,572           0     115,905         9,563
  5            0              0            0          115,905           0     121,495         9,563
  6            0              0            0          121,495           0     127,355         9,563
  7            0              0            0          127,355           0     133,498         9,563
  8            0              0            0          133,498           0     139,937         9,563
  9            0              0            0          139,937           0     146,687         9,563
 10            0              0            0          146,687           0     153,762         9,563
--------------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                            Payment Adjustment
                      Calculated Guaranteed   to     Account
                 Year  Payment    Payment    Owner   Balance
                 ---------------------------------------------
                  11   $11,809     $9,563   $11,809     $0
                  12    11,960      9,563    11,960      0
                  13    12,113      9,563    12,113      0
                  14    12,268      9,563    12,268      0
                  15    12,425      9,563    12,425      0
                  16    12,584      9,563    12,584      0
                  17    12,745      9,563    12,745      0
                  18    12,908      9,563    12,908      0
                  19    13,073      9,563    13,073      0
                  20    13,240      9,563    13,240      0
                 ---------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial surrenders. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your premium payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the premium payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Maturity Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the

                      Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial surrenders and income payments, see the "Federal Tax Matters" provision below.


PAYMENT
PROTECTION
RIDER OPTIONS
                      We offer two Payment Protection Rider Options under this contract: the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. These Payment Protection Rider Options are discussed in separate sections below.

PAYMENT               The Payment Protection with Commutation Immediate and
PROTECTION            Deferred Variable Annuity Rider provides for a guaranteed
WITH                  income benefit that is based on the amount of premium
COMMUTATION           payments you make to your contract. Under the rider, you
IMMEDIATE AND         will receive a series of monthly income payments
DEFERRED              determined on the Maturity Date. If you meet the
VARIABLE ANNUITY      conditions of the rider, as discussed more fully below,
RIDER                 the amount of your monthly income payment will have a
                      guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

                      This rider may be referred to as "Payment Optimizer Plus" in our marketing materials and throughout this prospectus. This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.


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                      Investment Strategies may change from time to time. You
                      may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after April 28, 2006 and for contract owners who reset their benefit under the rider on or after April 28, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; and/or

                            Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund); OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

                      We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day. We reserve the right to exclude additional premium payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments;
                      (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      We reserve the right to exclude additional premium payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base as of the prior Valuation Day,
                            adjusted for any additional premium payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

Reset of Benefit Base If all of the Annuitants are ages 50 through 59, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider. The new charge,
                           which may be higher than your previous charge, will never exceed 1.25% annually; and

                         . reset the Investment Strategy to the current
                           Investment Strategy.


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





                      You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        The Maturity Date under this rider may be any Valuation
                      Day after the first Valuation Day under the Contract.
                      Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next
                      Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS
ARE CALCULATED

Guaranteed Payment    The guaranteed payment floor is the guaranteed amount of
Floor                 each monthly income. The guaranteed payment floor is
                      equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the Annuitant for a single
                            Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date; and

                        (c) is 12.

                      Once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly IncomeThe initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The initial annual income amount is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s), when
                            applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

                        (b) is the Contract Value on the Valuation Day prior to
                            the Maturity Date less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.




                               Year Payments Begin  Maximum
                               --------------------   Age
                               After    Prior To   Adjustment
                               --------------------
                               2005       2011          5
                               2010       2026         10
                               2025         --         15



                      On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

                      Subsequent annual income amounts are determined by means
Subsequent Monthly    of Annuity Units. The amount of any subsequent annual
Income                income amount may be greater or less than the initial
                      payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity
                      Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount.
                      The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed payment floor,
                            minus 12 multiplied by the initial level income amount.

                      Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was paid divided by 12; and

                        (b) is the guaranteed payment floor.


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                      For monthly income in subsequent annuity years, the value
                      of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision After the Maturity Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

                      Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

                        (a) is (i) multiplied by (ii) minus (iii), where:

                            (i) is the income base less any premium tax;

                           (ii) is 94%; and

                          (iii) is the sum of all monthly income paid;

                        (b) is (i) multiplied by (ii) minus (iii) plus (iv),
                            where:

                            (i) is the commutation base, which is described
                                below, less any premium tax;

                           (ii) is 94%;

                          (iii) is the adjustment account value; and

                           (iv) is the level income amount multiplied by the
                                number of months remaining in the current annuity year.

                      Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.


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                      Commutation Units: On the Valuation Day prior to the
                      Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

                      The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

                        (a) is the annual income amount for the Subaccount; and

                        (b) is the value of the commutation unit for the
                            Subaccount on the first Valuation Day of the annuity year.

                      Other events that will reduce the number of commutation units of a Subaccount are as follows:

                        (1) transfers out of the Subaccount;

                        (2) payment of commutation proceeds;

                        (3) payment of death proceeds; and

                        (4) deduction of applicable contract charges.

                      Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

                      Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

                        (a) is the number of commutation units transferred out
                            of the current Subaccount;

                        (b) is the value of a commutation unit of the current
                            Subaccount; and

                        (c) is the value of a commutation unit of the new
                            Subaccount.

                      Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by


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                      the net investment factor, as described in the contract.
                      The value of a commutation unit may change from one Valuation Period to the next.

                      Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is the lesser of the guaranteed floor for such payments and the amount of such payments based on annual income amount. In addition, the commutation value is based on 94% of the amount of such income payments. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When Death Occurs Before Monthly Income Starts

                      If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may be terminated only when the contract is
                      terminated.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS    For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name the Annuitant's spouse as a Joint Annuitant;

                         . an individual owner must also be an Annuitant;

                         . if there is only one owner, that owner may name only
                           his or her spouse as a Joint Annuitant -- at issue;
                           and

                         . If you marry after issue, but prior to the Maturity
                           Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

EXAMPLES The following examples show how the rider works based on hypothetical values. They are not intended to depict investment performance of the contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

                      The first example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional premium payments or
                            partial withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;
                        (5) the Maturity Date is on the third contract
                            anniversary;
                        (6) the guaranteed payment floor percentage is 5%;
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%; and
                        (8) there is no premium tax.

                      On the Maturity Date, the income base is set equal to the benefit base.



                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,239  $520     $417     $520     $    0    $100,000
            2     5,999   500      417      500          0      93,761
            3     5,768   481      417      481          0      87,762
            4     5,546   462      417      462          0      81,994
            5     5,333   444      417      444          0      76,447
         --------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06239 = $6,239). The level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the level income amount is $520 ($6,239 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .05) / 12 = $417). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $417 and $520. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                      This next example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional premium payments or
                            withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 8%;
                        (5) the Maturity Date is the first contract anniversary;
                        (6) the guaranteed payment floor percentage is 5%; and
                        (7) there is no premium tax.



                                                        94% of
                                                        Income
                                                      Base, less
                                                       Monthly
                                                        Income
            Contract   Annual Commutation Adjustment    Paid -   Commutation
   Annuity   Value -   Income   Base -     Account -    End of     Value -
    Year   End of Year Amount End of Year End of Year    Year    End of Year
   -------------------------------------------------------------------------
      1     $108,000       --        --         --          --          --
      2           --   $6,738  $109,363     $    0     $87,262     $87,262
      3           --    6,997   110,555          0      80,265      80,265
      4           --    7,266   111,552          0      72,999      72,999
      5           --    7,546   112,327          0      65,453      65,453
   -------------------------------------------------------------------------



                      The commutation base at the end of annuity year 2 is determined by multiplying the end of year Contract Value for annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($108,000 - $6,738) x 1.08 =
                      $109,363). The commutation value at the end of year 1 is equal to the lesser of (i) 94% of the income base, less monthly income paid (94% x $100,000 - $6,738 = $87,262)
                      and (ii) 94% of the commutation base less the value of the adjustment account (94% x $109,363 - 0 = $102,801).
                      The commutation base at the end of annuity year 3 is determined by multiplying the commutation base at the end of annuity year 2 less the annual income amount for annuity year 3 by 1.08 (($109,363 - $6,997) x 1.08 = $110,555).

PAYMENT PROTECTION    The Payment Protection Rider provides for a guaranteed
RIDER                 income benefit that is based on the amount of premium
                      payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a
                      "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

                      The Payment Protection Rider may not be available in all states or in all markets. This rider may be referred to as the "Principal Protection Advantage" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after April 28, 2006 and for contract owners who reset their benefit under the rider on or after April 28, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; and/or

                            Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Total Return Portfolio
                            - Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund); OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds.
                      If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional premium payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by the Payment Protection Rider that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under the Payment Protection Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments; (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional premium payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional premium payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional premium payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit Base You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

                      You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected the Payment Protection Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last premium payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income PaymentThe initial annual income amount for each Payment
                      Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts

                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.


OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is made pursuant to a court order.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an
                           Annuitant; and

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Payment Protection Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional premium payments or
                            partial withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;
                        (5) the Income Start Date is on the third contract
                            anniversary;
                        (6) the guaranteed payment floor percentage is 5%; and
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.



                                                                      Additional
                                Monthly                                 Death
                         Annual  Level  Guaranteed                     Proceeds
                 Annuity Income Income   Payment   Monthly Adjustment (Beginning
                  Year   Amount Amount    Floor    Income   Account    of Year)
                 ---------------------------------------------------------------
                    1    $5,641  $470      $417     $470     $    0    $100,000
                    2     5,477   456       417      456          0      94,359
                    3     5,317   443       417      443          0      88,882
                    4     5,162   430       417      430          0      83,565
                    5     5,012   418       417      418          0      78,403
                 ---------------------------------------------------------------



                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .05641 = $5,641). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $470 ($5,641 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $470. The additional death benefit is the income base minus the sum of all monthly income paid.

TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments


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                      are to be paid to you, you should consult a tax adviser
                      before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your premium payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the premium payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Maturity Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Payment Protection Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision of this prospectus.


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Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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



                      contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct
                      the investment of assets.   In some circumstances, owners
                      of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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




                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


                      Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, if you purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it

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



                      exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (or previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Cross Funded Annuity contracts. You may authorize partial surrenders from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Maturity Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

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                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Maturity Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Maturity Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Maturity Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Maturity Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Maturity Dates and different surrenders of assets from such contracts will be treated as taxable surrenders, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

                      Taxation of death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

                      Taxation of death benefit if paid before the Maturity
                      Date:

                         . The death benefit is taxed in the same manner as an
                           income annuity payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.

                      Taxation of death benefit if paid after the Maturity Date:

                         . The death benefit is includible in income to the
                           extent it exceeds the unrecovered "investment in the contract."

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




                      Penalty taxes payable on surrenders, partial surrenders
                      or income payments.   The Code may impose a penalty tax
                      equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           income payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

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SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs),
                           which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement

                      Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

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                      It is also possible that the death benefit could be
                      characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs and April 1 following the later of 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income.

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                      Premium payments that are deductible or excludible from
                      income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers:   The direct rollover rules apply to
                      certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL
INCOME TAX
WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE
INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN
THE LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or


                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts



                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as Genworth Financial Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 7.5% of your aggregate premium payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowance and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of premium payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.1% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2005, 2004 and 2003, $   million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:


                             Genworth Life and Annuity Insurance Company

                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee

                      Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the

                      Northeast Regional Office of the Securities and Exchange Commission, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. We are cooperating fully with the SEC in connection with its subpoena. In June 2005, General Electric Company ("GE") received a subpoena from the United States Attorneys Office for the Southern District of New York, on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We are cooperating with GE in connection with GE's response to the subpoena.

                      This industry scrutiny also includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes, the use of inducements to brokers or companies in the sale of insurance products and the use of captive reinsurance arrangements. We have not received a subpoena or inquiry from the State of New York with respect to these matters. However, as part of industry-wide inquiries in this regard, we have received inquiries and informational requests with respect to some of these matters from other federal and state regulatory authorities. We have responded to these inquiries and informational requests and will continue to cooperate with these regulatory authorities.

                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding these matters, although we received inquiries and informational requests regarding these matters from other federal and state regulatory authorities. We have responded to these inquiries, follow-up inquiries and informational requests and will continue to cooperate with these regulatory authorities.

                      We cannot assure you that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. It is also possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.

                      Except as described below, there have been no material developments in any of the legal proceedings identified in Part 1, Item 3 of our Annual Report on Form 10-K for the year ended December 31, 2004. In addition there were no new material legal proceedings during the quarter.

                      In a prior prospectus supplement, we identified settlements in principle with two groups of class members who had elected to exclude themselves from the class action settlement in McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co. During the second quarter of 2005, those settlements in principle were finalized.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature. However, Capital Brokerage Corporation, like other insurance company principal underwriters, face significant risk or litigation and regulatory investigations and actions in the ordinary course of operating our business.

                      Although it is not anticipated that any actions described in this "Legal Proceedings" section will have an adverse impact on Capital Brokerage Corporation, the Separate Account, or us there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

                      The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------


                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:



                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $25,000  $25,000  $25,000
                       3/31/14           50,000   50,000
                       3/31/15           35,000   35,000
                       ---------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial surrender will be $17,500 ($35,000 to $17,500) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) the owner takes no partial surrenders; then

                                                  Annual
                                                  Step-Up
                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  125,000
                        8        83       145,000  145,000
                      ------------------------------------


                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional premium payments;

                        (4) the owner takes annual partial surrenders equal to
                            5% of premium payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.


                                    Partial           5% Rollup
                End of Annuitant's Surrender Contract   Death
                 Year      Age      Amount    Value    Benefit
                -----------------------------------------------
                           70            --  $100,000 $ 100,000
                  1        71       $ 5,000    95,000   100,000
                  2        72         5,000    90,000   100,000
                  3        73         5,000    85,000   100,000
                  4        74         5,000    80,000   100,000
                  5        75         5,000    75,000   100,000
                  6        76         5,000    70,000   100,000
                  7        77         5,000    65,000   100,000
                  8        78         5,000    60,000   100,000
                  9        79         5,000    55,000   100,000
                -----------------------------------------------

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrenders, including any premium taxes assessed), reduces your Contract Value. All partial surrenders after exceeding 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:


                                               5% Rollup
                                             Death Benefit
                                                 Option
                          Premium Contract     Before Any
                   Date   Payment  Value   Partial Surrenders
                  -------------------------------------------
                  3/31/06 $25,000 $25,000       $ 25,000
                  3/31/07      --  50,000         26,250
                  3/31/08      --  35,000         27,563
                  -------------------------------------------



                      Therefore, if a $17,500 partial surrender is taken on March 31, 2008, the 5% Rollup Death Benefit immediately after the partial surrender will be $13,781 ($27,563 to $13,781) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the 5% Rollup Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no premium taxes apply to the partial surrender.


EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.


                 Premium  Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         --------------------------------------------------------------



                      If the Annuitant's death and notification of the death occurs on August 1, 2021, the Earnings Protector Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

                      The following examples are for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the Contract Date then:

                    Annuitant's End of Contract  Basic Death
                        Age      Year   Value      Benefit
                    ----------------------------------------
                        71         1   $ 103,000  $ 103,000
                        72         2     110,000    110,000
                        73         3      80,000    110,000
                        74         4     120,000    120,000
                        75         5     130,000    130,000
                        76         6     150,000    150,000
                        77         7     160,000    160,000
                        78         8     130,000    160,000
                    ----------------------------------------

                      Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. For example:


                              Premium Contract Basic Death
                       Date   Payment  Value     Benefit
                      ------------------------------------
                      3/31/06 $25,000 $ 25,000  $ 25,000
                      3/31/14           50,000    50,000
                      3/31/15           35,000    50,000
                      ------------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500).


                      This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL
ENHANCED
DEATH BENEFIT
                      The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      This example assumes a contract is purchased with an Annuitant age 65 at the time of issue, and no partial surrenders are taken prior to the death of the Annuitant.


              Premium  Contract                         Optional Enhanced
       Date   Payment   Value      Gain   Death Benefit   Death Benefit
      -------------------------------------------------------------------
      8/01/06 $100,000 $ 100,000 $      0   $ 100,000       $      0
      8/01/21            300,000  200,000     300,000         70,000
      -------------------------------------------------------------------



                      If the Annuitant's death and our receipt of due proof of the death occur on August 1, 2021, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the payment in this example will be $70,000.


                      The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 70 on the Contract Date, then:

                                                 Unadjusted
                     Annuitant's End of Contract   Death
                         Age      Year   Value    Benefit
                     --------------------------------------
                         71        1    $103,000  $103,000
                         72        2     110,000   110,000
                         73        3      80,000   110,000
                         74        4     120,000   120,000
                         75        5     130,000   130,000
                         76        6     150,000   150,000
                         77        7     160,000   160,000
                         78        8     130,000   160,000
                     --------------------------------------

                      Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:


                                               Unadjusted
                              Premium Contract   Death
                       Date   Payment  Value    Benefit
                      -----------------------------------
                      3/31/06 $25,000 $ 25,000  $ 25,000
                      3/31/14           50,000    50,000
                      3/31/15           35,000    50,000
                      -----------------------------------



                      If a partial surrender of $17,500 is made on March 31, 2015, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Appendix B
Condensed Financial Information


The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          No Optional Benefit Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $14.06            $14.59          32,904   2005
                                                                          12.90             14.06          26,485   2004
                                                                          10.00             12.90           9,830   2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    7.53              8.06          71,817   2005
                                                                           7.17              7.53         105,589   2004
                                                                           5.63              7.17          73,176   2003
                                                                           7.56              5.63          70,462   2002
                                                                          10.02              7.56          80,573   2001
                                                                          10.00             10.02              --   2000
                                                                             --                --              --   1999
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                                  6.14              6.49          56,599   2005
                                                                           5.77              6.14          32,016   2004
                                                                           4.46              5.77          45,289   2003
                                                                           6.57              4.46          31,521   2002
                                                                          10.10              6.57          29,164   2001
                                                                          10.00             10.10              --   2000
                                                                             --                --              --   1999
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.63             12.30          26,474   2005
                                                                          10.00             10.63              --   2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                          7.65              7.95          74,742   2005
                                                                           7.35              7.65         103,905   2004
                                                                           5.97              7.35         135,714   2003
                                                                           8.70              5.97         155,557   2002
                                                                          10.11              8.70         165,666   2001
                                                                          10.00             10.11              --   2000
                                                                             --                --              --   1999
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                        7.87              8.67         521,325   2005
                                                                           7.58              7.87         617,972   2004
                                                                           5.70              7.58         817,059   2003
                                                                           8.64              5.70         936,757   2002
                                                                           9.96              8.64       1,392,133   2001
                                                                          11.87              9.96       1,392,041   2000
                                                                          10.00             11.87         231,761   1999
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          7.94              9.13         288,310   2005
                                                                           6.93              7.94         356,920   2004
                                                                           4.44              6.93         430,824   2003
                                                                           6.81              4.44         368,144   2002
                                                                           9.82              6.81         528,445   2001
                                                                          13.71              9.82         537,277   2000
                                                                          10.00             13.71          97,659   1999
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                13.62             13.89           4,307   2005
                                                                          13.17             13.62           6,164   2004
                                                                          10.00             13.17           3,490   2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    $11.44            $11.77        453,906    2005
                                                                               10.45             11.44        516,553    2004
                                                                                8.03             10.45        564,379    2003
                                                                               10.50              8.03        471,081    2002
                                                                               10.66             10.50        340,210    2001
                                                                               10.00             10.66             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B Shares            10.54             12.08         29,043    2005
                                                                               10.00             10.54             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       7.08              7.99        118,323    2005
                                                                                6.64              7.08         76,233    2004
                                                                                5.47              6.64         80,499    2003
                                                                                8.03              5.47         73,936    2002
                                                                                9.88              8.03         68,468    2001
                                                                               10.00              9.88             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       9.94             10.26         21,127    2005
                                                                                8.84              9.94         91,343    2004
                                                                                6.04              8.84         87,421    2003
                                                                                9.03              6.04          4,615    2002
                                                                               10.54              9.03          2,245    2001
                                                                               10.00             10.54             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     10.00              9.95            977    2005
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.84              6.97         11,323    2005
                                                                                6.54              6.84         12,485    2004
                                                                                5.28              6.54         15,113    2003
                                                                                7.55              5.28         12,416    2002
                                                                                9.91              7.55         21,440    2001
                                                                               10.00              9.91             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.25             10.47         69,712    2005
                                                                               10.13             10.25         85,631    2004
                                                                               10.00             10.13         50,865    2003
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            12.43             13.09         28,263    2005
                                                                               11.89             12.43         23,430    2004
                                                                               10.00             11.89         10,439    2003
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           10.62             10.82            544    2005
                                                                               10.00             10.62            545    2004
-----------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                            10.87             10.97          1,124    2005
                                                                               10.00             10.87          3,311    2004
-----------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                      10.00             11.05             --    2005
-----------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                       10.85             11.79             --    2005
                                                                               10.00             10.85             --    2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares        $11.21            $12.14           3,683   2005
                                                                    10.00             11.21             894   2004
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares               9.53              9.85         155,191   2005
                                                                     8.82              9.53         190,248   2004
                                                                     7.02              8.82         219,699   2003
                                                                     8.94              7.02         218,794   2002
                                                                     9.49              8.94         397,695   2001
                                                                     9.42              9.49         243,347   2000
                                                                    10.00              9.42          85,187   1999
------------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                                   7.30              7.63          68,196   2005
                                                                     6.74              7.30         102,417   2004
                                                                     5.68              6.74          68,122   2003
                                                                     7.59              5.68         100,284   2002
                                                                     8.94              7.59         129,702   2001
                                                                     9.98              8.94         107,356   2000
                                                                    10.00              9.98          36,259   1999
------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares              11.20             11.31         119,946   2005
                                                                    10.30             11.20         142,391   2004
                                                                     8.57             10.30         399,719   2003
                                                                     8.59              8.57         141,307   2002
                                                                     8.61              8.59         197,752   2001
                                                                     9.61              8.61         124,964   2000
                                                                    10.00              9.61          55,873   1999
------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares              12.91             12.98          78,500   2005
                                                                    11.90             12.91         103,953   2004
                                                                     9.93             11.90         356,817   2003
                                                                     9.96              9.93         115,436   2002
                                                                     9.98              9.96          45,977   2001
                                                                    10.00              9.98              --   2000
                                                                       --                --              --   1999
------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                      14.98             16.34          58,369   2005
                                                                    13.30             14.98          32,286   2004
                                                                    10.00             13.30          41,392   2003
------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund ("VIP")
------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Initial Class                    10.20             10.44          97,690   2005
                                                                     9.83             10.20         120,489   2004
                                                                     8.47              9.83         126,958   2003
                                                                     9.43              8.47         150,830   2002
                                                                     9.99              9.43         220,652   2001
                                                                    10.57              9.99         212,496   2000
                                                                    10.00             10.57          44,890   1999
------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Service Class 2                  10.35             10.57          60,566   2005
                                                                    10.00             10.35           2,717   2004
------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                      11.48             13.21       1,042,450   2005
                                                                    10.10             11.48       1,074,204   2004
                                                                     7.99             10.10       1,083,766   2003
                                                                     8.96              7.99         985,297   2002
                                                                    10.38              8.96       1,229,421   2001
                                                                    11.29             10.38       1,214,744   2000
                                                                    10.00             11.29         336,615   1999
------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $11.28            $12.94         442,400   2005
                                                                         9.95             11.28         410,917   2004
                                                                         7.89              9.95         337,586   2003
                                                                         8.87              7.89         229,420   2002
                                                                        10.30              8.87         215,181   2001
                                                                        10.00             10.30              --   2000
                                                                           --                --              --   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.79             14.00           7,069   2005
                                                                        11.86             11.79              --   2004
                                                                        10.00             11.86              --   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                          10.70             11.14         565,703   2005
                                                                         9.75             10.70         708,367   2004
                                                                         7.60              9.75         757,822   2003
                                                                         9.30              7.60         835,392   2002
                                                                         9.95              9.30         917,825   2001
                                                                         9.32              9.95         557,714   2000
                                                                        10.00              9.32         242,696   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.18             11.61         375,572   2005
                                                                        10.21             11.18         413,990   2004
                                                                         7.48             10.21         396,193   2003
                                                                         9.79              7.48         367,278   2002
                                                                        10.50              9.79         124,443   2001
                                                                        10.00             10.50              --   2000
                                                                           --                --              --   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                                  8.01              8.33         453,897   2005
                                                                         7.87              8.01         559,315   2004
                                                                         6.02              7.87         687,007   2003
                                                                         8.76              6.02         697,045   2002
                                                                        10.81              8.76       1,048,860   2001
                                                                        12.34             10.81       1,122,676   2000
                                                                        10.00             12.34         333,735   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                7.23              7.50         202,929   2005
                                                                         7.13              7.23         324,327   2004
                                                                         5.46              7.13         352,465   2003
                                                                         7.97              5.46         282,662   2002
                                                                         9.86              7.97         272,129   2001
                                                                        10.00              9.86              --   2000
                                                                           --                --              --   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class                         8.89              9.41         312,942   2005
                                                                         8.54              8.89         449,962   2004
                                                                         7.01              8.54         515,611   2003
                                                                         8.54              7.01         458,068   2002
                                                                         9.52              8.54         607,616   2001
                                                                        10.03              9.52         513,093   2000
                                                                        10.00             10.03         150,665   1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.26              9.78          80,634   2005
                                                                         8.92              9.26          85,828   2004
                                                                         7.34              8.92          83,729   2003
                                                                         8.97              7.34          66,265   2002
                                                                        10.02              8.97         103,917   2001
                                                                        10.00             10.02              --   2000
                                                                           --                --              --   1999
----------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class        $ 7.04            $ 7.54        194,184    2005
                                                               6.68              7.04        165,420    2004
                                                               5.22              6.68        190,777    2003
                                                               6.79              5.22        204,162    2002
                                                               8.07              6.79        268,664    2001
                                                               9.89              8.07        236,293    2000
                                                              10.00              9.89         92,620    1999
------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    15.16             17.60        317,533    2005
                                                              12.36             15.16        288,283    2004
                                                               9.08             12.36        345,059    2003
                                                              10.26              9.08        184,618    2002
                                                              10.81             10.26         82,604    2001
                                                              10.00             10.81             --    2000
                                                                 --                --             --    1999
------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                      9.99             11.70        183,086    2005
                                                               8.94              9.99        183,458    2004
                                                               6.33              8.94        150,134    2003
                                                               8.07              6.33         87,301    2002
                                                              10.41              8.07        179,907    2001
                                                              13.08             10.41        167,898    2000
                                                              10.00             13.08         28,190    1999
------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2           11.26             11.35          4,590    2005
                                                              10.00             11.26          4,440    2004
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class I Shares         10.23             11.11         43,428    2005
                                                              10.00             10.23             --    2004
------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares           10.00             10.39         26,755    2005
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Income Fund                                                 12.64             12.69        297,231    2005
                                                              12.43             12.64        361,084    2004
                                                              12.19             12.43        529,614    2003
                                                              11.27             12.19        814,908    2002
                                                              10.66             11.27        257,747    2001
                                                               9.78             10.66        165,406    2000
                                                              10.00              9.78         67,078    1999
------------------------------------------------------------------------------------------------------------
  International Equity Fund                                    9.40             10.93        121,556    2005
                                                               8.25              9.40        118,767    2004
                                                               6.08              8.25        136,373    2003
                                                               8.11              6.08        103,984    2002
                                                              10.41              8.11        121,898    2001
                                                              12.12             10.41         96,984    2000
                                                              10.00             12.12         15,200    1999
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                         12.96             14.24        476,280    2005
                                                              11.35             12.96        562,643    2004
                                                               8.68             11.35        582,397    2003
                                                              10.22              8.68        524,430    2002
                                                              10.36             10.22        532,256    2001
                                                               9.72             10.36        330,352    2000
                                                              10.00              9.72        147,340    1999
------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    $10.76            $10.88       1,183,263   2005
                                                                        10.83             10.76       1,150,922   2004
                                                                        10.92             10.83       2,170,916   2003
                                                                        10.94             10.92       3,714,284   2002
                                                                        10.69             10.94       4,564,152   2001
                                                                        10.23             10.69       3,819,606   2000
                                                                        10.00             10.23       1,214,273   1999
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.16             10.12         468,132   2005
                                                                         9.64             10.16         573,363   2004
                                                                         7.60              9.64         727,014   2003
                                                                         9.78              7.60         482,041   2002
                                                                        10.94              9.78         419,925   2001
                                                                        11.73             10.94         294,786   2000
                                                                        10.00             11.73          96,385   1999
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           22.39             24.62         108,845   2005
                                                                        17.19             22.39         134,621   2004
                                                                        12.71             17.19         160,984   2003
                                                                        13.10             12.71         103,220   2002
                                                                        11.90             13.10          93,831   2001
                                                                         9.12             11.90          70,076   2000
                                                                        10.00              9.12          10,487   1999
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  8.72              8.96       1,361,454   2005
                                                                         8.02              8.72       1,751,256   2004
                                                                         6.35              8.02       2,033,863   2003
                                                                         8.32              6.35       1,905,073   2002
                                                                         9.63              8.32       2,084,126   2001
                                                                        10.81              9.63       1,753,549   2000
                                                                        10.00             10.81         543,614   1999
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         14.14             15.24         227,994   2005
                                                                        12.48             14.14         241,293   2004
                                                                        10.22             12.48         205,028   2003
                                                                        12.05             10.22         192,153   2002
                                                                        10.00             12.05         108,992   2001
                                                                           --                --                   2000
                                                                           --                --                   1999
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     11.66             11.89         981,004   2005
                                                                        10.95             11.66         847,637   2004
                                                                         9.25             10.95         499,190   2003
                                                                        10.36              9.25         298,082   2002
                                                                        10.85             10.36         372,552   2001
                                                                        10.50             10.85         283,441   2000
                                                                        10.00             10.50          78,079   1999
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       9.53              9.61         247,391   2005
                                                                         8.96              9.53         291,877   2004
                                                                         7.38              8.96         342,666   2003
                                                                         9.29              7.38         425,255   2002
                                                                        10.32              9.29         313,046   2001
                                                                        10.55             10.32         254,245   2000
                                                                        10.00             10.55         100,906   1999
----------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Value Equity Fund                                      $ 9.79            $10.02         150,209   2005
                                                           9.08              9.79         226,194   2004
                                                           7.44              9.08         250,640   2003
                                                           9.17              7.44         261,674   2002
                                                          11.14              9.17         118,284   2001
                                                          10.00             11.14              --   2000
                                                             --                --              --   1999
--------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund                     9.95             10.17         196,415   2005
                                                           8.51              9.95         210,870   2004
                                                           6.95              8.51         134,861   2003
                                                           7.97              6.95         142,990   2002
                                                           8.94              7.97         173,565   2001
                                                           9.53              8.94          86,719   2000
                                                          10.00              9.53          15,109   1999
--------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                        18.55             20.59         386,725   2005
                                                          14.98             18.55         396,090   2004
                                                          11.85             14.98         393,875   2003
                                                          12.64             11.85         411,894   2002
                                                          11.46             12.64         436,048   2001
                                                           8.89             11.46         237,882   2000
                                                          10.00              8.89          42,809   1999
--------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares              11.26             11.96         554,323   2005
                                                          10.55             11.26         694,462   2004
                                                           9.40             10.55         856,023   2003
                                                          10.21              9.40       1,087,532   2002
                                                          10.88             10.21       1,591,602   2001
                                                          11.31             10.88       1,437,590   2000
                                                          10.00             11.31          347,91   1999
--------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    10.48             11.09         187,969   2005
                                                           9.83             10.48         217,933   2004
                                                           8.79              9.83         294,903   2003
                                                           9.57              8.79         337,154   2002
                                                          10.22              9.57         236,619   2001
                                                          10.00             10.22              --   2000
                                                             --                --              --   1999
--------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares         12.78             12.83          75,559   2005
                                                          12.50             12.78         105,913   2004
                                                          11.94             12.50         138,865   2003
                                                          10.98             11.94         265,152   2002
                                                          10.36             10.98         200,610   2001
                                                           9.90             10.36         191,005   2000
                                                          10.00              9.90          89,213   1999
--------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                  9.39             10.42         424,306   2005
                                                           8.07              9.39         538,884   2004
                                                           6.80              8.07         633,901   2003
                                                           8.20              6.80         839,663   2002
                                                          10.64              8.20       1,245,067   2001
                                                          13.22             10.64       1,575,700   2000
                                                          10.00             13.22         428,091   1999
--------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                             $ 8.85            $ 9.79          56,029   2005
                                                                  7.62              8.85          52,220   2004
                                                                  6.44              7.62          82,050   2003
                                                                  7.79              6.44          91,023   2002
                                                                 10.12              7.79          96,923   2001
                                                                 10.00             10.12              --   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                9.04              9.99          37,181   2005
                                                                  8.05              9.04          34,597   2004
                                                                  6.48              8.05          58,090   2003
                                                                  9.35              6.48          64,305   2002
                                                                 11.41              9.35         154,798   2001
                                                                 10.00             11.41          97,759   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                   3.48              3.81          88,885   2005
                                                                  3.51              3.48         128,287   2004
                                                                  2.44              3.51         266,513   2003
                                                                  4.19              2.44         291,205   2002
                                                                  6.80              4.19         275,684   2001
                                                                 10.00              6.80         222,133   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares         12.06             15.69         272,662   2005
                                                                 10.30             12.06         339,786   2004
                                                                  7.76             10.30         403,108   2003
                                                                 10.60              7.76         565,435   2002
                                                                 14.03             10.60         784,857   2001
                                                                 16.96             14.03         885,554   2000
                                                                 10.00             16.96         102,381   1999
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                8.51             11.04          47,210   2005
                                                                  7.28              8.51         157,206   2004
                                                                  5.50              7.28         150,551   2003
                                                                  7.53              5.50          49,363   2002
                                                                 10.00              7.53          48,624   2001
                                                                 10.00             10.00              --   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares              7.67              7.87         584,752   2005
                                                                  7.46              7.67         727,653   2004
                                                                  5.75              7.46         944,140   2003
                                                                  7.96              5.75       1,174,963   2002
                                                                 10.74              7.96       1,819,775   2001
                                                                 12.77             10.74       2,092,272   2000
                                                                 10.00             12.77         500,424   1999
---------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                    6.88              7.04          39,903   2005
                                                                  6.71              6.88         135,082   2004
                                                                  5.19              6.71         140,493   2003
                                                                  7.19              5.19          85,220   2002
                                                                  9.74              7.19         121,973   2001
                                                                 10.00              9.74              --   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------

                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares                                     $ 8.09            $ 8.94         460,101
                                                                                         6.81              8.09         600,545
                                                                                         5.12              6.81         742,675
                                                                                         7.22              5.12         867,195
                                                                                        12.12              7.22       1,217,251
                                                                                        18.07             12.12       1,417,961
                                                                                        10.00             18.07         513,109
----------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                             6.53              7.20          33,832
                                                                                         5.51              6.53         108,926
                                                                                         4.16              5.51          57,225
                                                                                         5.88              4.16          70,678
                                                                                         9.88              5.88          46,629
                                                                                        10.00              9.88              --
                                                                                           --                --              --
----------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares                                     8.74              9.10         490,481
                                                                                         8.48              8.74         610,217
                                                                                         6.95              8.48         784,140
                                                                                         9.48              6.95       1,045,267
                                                                                        12.42              9.48       1,487,500
                                                                                        14.97             12.42       1,684,062
                                                                                        10.00             14.97         406,948
----------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                           6.94              7.20          67,091
                                                                                         6.74              6.94          66,686
                                                                                         5.54              6.74          84,265
                                                                                         7.58              5.54         158,083
                                                                                         9.95              7.58         227,777
                                                                                        10.00              9.95              --
                                                                                           --                --              --
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers
Variable Series Funds Inc)
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly, Salomon         13.74             14.02          34,153
   Brothers Variable All Cap Fund)                                                      12.92             13.74          21,684
                                                                                        10.00             12.92           9,251
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Investors Portfolio -- Class I (formerly,                11.41             11.96         148,053
   Salomon Brothers Variable Investors Fund)                                            10.51             11.41         183,361
                                                                                         8.07             10.51         213,912
                                                                                        10.65              8.07         219,643
                                                                                        11.30             10.65         239,512
                                                                                         9.96             11.30         100,680
                                                                                        10.00              9.96           2,865
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Strategic Bond Portfolio -- Class I (formerly,           13.66             13.76         154,005
   Salomon Brothers Variable Strategic Bond  Fund)                                      13.01             13.66         164,387
                                                                                        11.68             13.01         175,980
                                                                                        10.90             11.68         208,102
                                                                                        10.36             10.90         118,221
                                                                                         9.81             10.36         108,469
                                                                                        10.00              9.81          15,296
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class I (formerly,             11.12             11.30          60,728
   Salomon Brothers Variable Total Return Fund)                                         10.39             11.12          68,621
                                                                                         9.11             10.39          61,672
                                                                                         9.94              9.11          65,454
                                                                                        10.19              9.94          49,020
                                                                                         9.59             10.19          33,720
                                                                                        10.00              9.59          16,292
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares                               2005
                                                                                 2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                     2005
                                                                                 2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares                             2005
                                                                                 2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                   2005
                                                                                 2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers
Variable Series Funds Inc)
-------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly, Salomon  2005
   Brothers Variable All Cap Fund)                                               2004
                                                                                 2003
-------------------------------------------------------------------------------------
  Legg Mason Partners Variable Investors Portfolio -- Class I (formerly,         2005
   Salomon Brothers Variable Investors Fund)                                     2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
  Legg Mason Partners Variable Strategic Bond Portfolio -- Class I (formerly,    2005
   Salomon Brothers Variable Strategic Bond  Fund)                               2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class I (formerly,      2005
   Salomon Brothers Variable Total Return Fund)                                  2004
                                                                                 2003
                                                                                 2002
                                                                                 2001
                                                                                 2000
                                                                                 1999
-------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,        $10.00            $10.55         24,457
   Salomon Brothers Variable Total Return Fund)
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund)
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II               13.45             14.50          7,285
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                      12.56             13.45          5,901
                                                                                     10.00             12.56          5,942
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        6.77              6.94         97,494
                                                                                      6.32              6.77        149,865
                                                                                      5.24              6.32        163,862
                                                                                      7.36              5.24        120,571
                                                                                     10.00              7.36         84,171
                                                                                        --                --             --
                                                                                        --                --             --
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               8.50              8.95         92,553
                                                                                      7.78              8.50         97,894
                                                                                      6.49              7.78        107,825
                                                                                      8.36              6.49         93,687
                                                                                     10.00              8.36         61,876
                                                                                        --                --             --
                                                                                        --                --             --
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 9.12              9.42         73,656
                                                                                      8.72              9.12        167,991
                                                                                      6.64              8.72        284,319
                                                                                      9.90              6.64         61,553
                                                                                     10.00              9.90         67,674
                                                                                        --                --             --
                                                                                        --                --             --
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                 10.00             10.32         15,393
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                    10.04             11.51         62,891
                                                                                      7.86             10.04         78,182
                                                                                      5.89              7.86         53,344
                                                                                      7.76              5.89         45,786
                                                                                     10.00              7.76         41,040
                                                                                        --                --             --
                                                                                        --                --             --
-------------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
-------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                                   13.74             14.52         87,442
                                                                                     12.35             13.74         57,158
                                                                                     10.00             12.35         30,362
-------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                              15.35             18.05         58,562
                                                                                     13.38             15.35         80,597
                                                                                     10.00             13.38         35,656
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,  2005
   Salomon Brothers Variable Total Return Fund)
----------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund)
----------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II        2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)               2004
                                                                              2003
----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
                                                                              1999
----------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                       2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
                                                                              1999
----------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                         2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
                                                                              1999
----------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                          2005
----------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                             2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
                                                                              1999
----------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                            2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                       2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                             $ 9.83            $10.86        142,555    2005
                                                                      8.34              9.83        197,116    2004
                                                                      6.75              8.34        226,559    2003
                                                                      9.50              6.75        246,315    2002
                                                                     14.05              9.50        337,019    2001
                                                                     16.08             14.05        459,900    2000
                                                                     10.00             16.08         24,750    1999
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares            14.09             15.52          2,882    2005
                                                                     11.99             14.09         56,208    2004
                                                                     10.00             11.99         11,755    2003
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                                       12.66             12.93        150,628    2005
                                                                     11.68             12.66        151,282    2004
                                                                      9.50             11.68        125,354    2003
                                                                     10.77              9.50        128,522    2002
                                                                     10.71             10.77        190,985    2001
                                                                     10.23             10.71        116,683    2000
                                                                     10.00             10.23         10,366    1999
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     10.94             11.15         77,698    2005
                                                                     10.00             10.94          5,686    2004
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                           10.52             10.88        309,091    2005
                                                                     10.00             10.52        482,642    2004
                                                                      7.76             10.00        537,049    2003
                                                                     10.78              7.76        575,596    2002
                                                                     12.54             10.78        735,051    2001
                                                                     12.77             12.54        634,278    2000
                                                                     10.00             12.77         81,428    1999
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         12.90             13.31         72,790    2005
                                                                     12.30             12.90         46,908    2004
                                                                     10.00             12.30         35,817    2003
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA                                      12.62             12.73        104,081    2005
                                                                     12.16             12.62        138,047    2004
                                                                     11.57             12.16        174,744    2003
                                                                     10.78             11.57        244,092    2002
                                                                     10.16             10.78        290,069    2001
                                                                      9.73             10.16        167,312    2000
                                                                     10.00              9.73         41,749    1999
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            11.56             12.97        301,751    2005
                                                                      9.88             11.56        334,079    2004
                                                                      7.03              9.88        316,736    2003
                                                                      9.20              7.03        236,062    2002
                                                                     10.65              9.20         86,595    2001
                                                                     10.00             10.65             --    2000
                                                                        --                --             --    1999
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                                    11.66             11.74        106,278    2005
                                                                     10.88             11.66        151,071    2004
                                                                      8.92             10.88        465,002    2003
                                                                      9.28              8.92        194,552    2002
                                                                      9.25              9.28        178,281    2001
                                                                      9.77              9.25        141,624    2000
                                                                     10.00              9.77         35,858    1999
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                         $ 9.42            $ 9.80        188,097    2005
                                                                              8.77              9.42        208,590    2004
                                                                              7.05              8.77        222,322    2003
                                                                              8.84              7.05        176,987    2002
                                                                             10.02              8.84        140,805    2001
                                                                             10.00             10.02             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                16.06             17.34         28,895    2005
                                                                             13.70             16.06         28,973    2004
                                                                             10.00             13.70         24,434    2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.40         19,462    2005
---------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative              12.09             12.50         23,440    2005
   Class Shares                                                              11.64             12.09         25,433    2004
                                                                             11.56             11.64         31,753    2003
                                                                             10.86             11.56         21,171    2002
                                                                             10.26             10.86         23,078    2001
                                                                             10.00             10.26             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.90             13.21        126,570    2005
                                                                             11.97             12.90        321,681    2004
                                                                              9.90             11.97        363,833    2003
                                                                             10.18              9.90         87,630    2002
                                                                             10.11             10.18         67,250    2001
                                                                             10.00             10.11             --    2000
                                                                             10.00                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.54             13.95         95,855    2005
                                                                             12.79             13.54        124,956    2004
                                                                             12.51             12.79        191,002    2003
                                                                             10.81             12.51        249,990    2002
                                                                             10.38             10.81        132,087    2001
                                                                             10.00             10.38             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.98          7,455    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.46             12.55        895,377    2005
                                                                             12.07             12.46        966,981    2004
                                                                             11.68             12.07        983,366    2003
                                                                             10.88             11.68        807,952    2002
                                                                             10.20             10.88        397,634    2001
                                                                             10.00             10.20             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             13.02             14.61          3,666    2005
                                                                             12.12             13.02          1,389    2004
                                                                             10.00             12.12          1,838    2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 13.99             16.69         49,458    2005
                                                                             12.32             13.99            816    2004
                                                                             10.00             12.32             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.84         10,936    2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------
  OTC Fund                                            $ 5.17            $ 5.14         41,803    2005
                                                        4.80              5.17         59,997    2004
                                                        3.36              4.80         44,380    2003
                                                        5.58              3.36         58,597    2002
                                                        8.74              5.58         18,702    2001
                                                       10.00              8.74             --    2000
                                                          --                --             --    1999
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                11.96             12.24        233,199    2005
                                                       10.35             11.96        181,856    2004
                                                        8.04             10.35         56,733    2003
                                                       10.00              8.04         36,666    2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          9.54             10.10          7,594    2005
                                                        9.08              9.54          8,643    2004
                                                        7.26              9.08          4,867    2003
                                                       10.00              7.26          1,249    2002
-----------------------------------------------------------------------------------------------------

   The Guaranteed Minimum Withdrawal Benefit Rider Optional Benefit Elected


                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II shares                $10.75            $11.09           --      2005
                                                               10.00             10.75           --      2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I shares         10.75             11.46           --      2005
                                                               10.00             10.75           --      2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund -- Series II shares        10.62             12.23          180      2005
                                                               10.00             10.62           --      2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I shares               10.64             11.00           --      2005
                                                               10.00             10.64           --      2004
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology
   Portfolio -- Class B                                        11.02             11.18           --      2005
                                                               10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income
   Portfolio -- Class B                                        10.80             11.05           --      2005
                                                               10.00             10.80           --      2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value
   Portfolio -- Class B                                        10.53             12.01           --      2005
                                                               10.00             10.53           --      2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class
   B                                                           10.90             12.25           --      2005
                                                               10.00             10.90           --      2004
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                      10.00              9.91           --      2005
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                  10.05             10.21           --      2005
                                                               10.00             10.05           --      2004
-------------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                              9.98             10.46           --      2005
                                                               10.00              9.98           --      2004
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2                            10.58             10.73           --      2005
                                                               10.00             10.58           --      2004
-------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class III Shares             10.83             10.88           --      2005
                                                               10.00             10.83           --      2004
-------------------------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares                                                      10.00             11.01           --      2005
-------------------------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I. Fund -- Class III Shares        10.82             11.69           --      2005
                                                               10.00             10.82           --      2004
-------------------------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares                                                      11.17             12.03           --      2005
                                                               10.00             11.17           --      2004
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares          10.65             10.66           --      2005
                                                               10.00             10.65           --      2004
-------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                  11.16             12.11           --      2005
                                                               10.00             11.16           --      2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2           $10.32            $10.48         10,313    2005
                                                               10.00             10.32          3,795    2004
-------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                11.11             12.68             --    2005
                                                               10.00             11.11             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2                                                     10.60             12.52             --    2005
                                                               10.00             10.60             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                10.95             11.32             --    2005
                                                               10.00             10.95             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                       10.41             10.75             --    2005
                                                               10.00             10.41             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2              10.54             11.08             --    2005
                                                               10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                      12.18             14.07            152    2005
                                                               10.00             12.18             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2             11.22             11.25             --    2005
                                                               10.00             11.22             --    2004
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares             10.00             10.36             --    2005
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Income Fund                                                   10.21             10.20             --    2005
                                                               10.00             10.21             --    2004
-------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                                           11.44             12.51            300    2005
                                                               10.00             11.44             --    2004
-------------------------------------------------------------------------------------------------------------
 Money Market Fund                                              9.93              9.99            458    2005
                                                               10.00              9.93             --    2004
-------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                                    10.61             10.52             --    2005
                                                               10.00             10.61             --    2004
-------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund                                   13.64             14.92             --    2005
                                                               10.00             13.64             --    2004
-------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                         10.90             11.14             --    2005
                                                               10.00             10.90             --    2004
-------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly, Small-Cap Value
   Equity Fund)                                                11.05             11.84             --    2005
                                                               10.00             11.05             --    2004
-------------------------------------------------------------------------------------------------------------
 Total Return Fund                                             10.64             10.79        109,969    2005
                                                               10.00             10.64         54,290    2004
-------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund                                              10.67             10.70             --    2005
                                                               10.00             10.67             --    2004
-------------------------------------------------------------------------------------------------------------
 Value Equity Fund                                             10.85             11.05             --    2005
                                                               10.00             10.85             --    2004
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                              10.00             11.33             --    2005
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                         $10.74            $11.32         9,564     2005
                                                               10.00             10.74         3,651     2004
-------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                             11.32             12.47            --     2005
                                                               10.00             11.32            --     2004
-------------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares              11.33             14.64            --     2005
                                                               10.00             11.33            --     2004
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap                          10.63             10.79            --     2005
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable All Cap Fund)                                      10.00             10.63            --     2004
-                                                       -----------------------------------------------------
 Legg Mason Partners Variable Total Return                     10.00             10.51            --     2005
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable Total Return Fund)
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly,
Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Aggressive Growth                10.56             11.33            --     2005
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable Aggressive Growth Fund)                            10.00             10.56            --     2004
-                                                       -----------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares                                                      10.83             11.05            --     2005
                                                               10.00             10.83            --     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares         11.11             11.63            --     2005
                                                               10.00             11.11            --     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares           10.59             10.89            --     2005
                                                               10.00             10.59            --     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares            10.00             10.28            --     2005
-------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares               12.42             14.17            --     2005
                                                               10.00             12.42            --     2004
-------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
-------------------------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio                              11.24             11.81           307     2005
                                                               10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------
 Nations Marsico International Opportunities Portfolio         10.96             12.82           196     2005
                                                               10.00             10.96            --     2004
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares                                                      11.24             12.31            --     2005
                                                               10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                10.90             11.06         9,774     2005
                                                               10.00             10.90         3,610     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares                                                      10.67             10.95            --     2005
                                                               10.00             10.67            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares                                                      11.57             12.92            --     2005
                                                               10.00             11.57            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares             10.78             11.16            --     2005
                                                               10.00             10.78            --     2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares                                                     $11.76            $12.63          119      2005
                                                               10.00             11.76           --      2004
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                   10.00             10.36           --      2005
-------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares           10.79             10.99          111      2005
                                                               10.00             10.79           --      2004
-------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares                                                10.64             10.91           --      2005
                                                               10.00             10.64           --      2004
-------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares         10.00              9.94           --      2005
-------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares         10.30             10.33          385      2005
                                                               10.00             10.30           --      2004
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II Shares                         10.89             12.16           --      2005
                                                               10.00             10.89           --      2004
-------------------------------------------------------------------------------------------------------------
 Jennison 20/20 Focus Portfolio -- Class II                    11.31             13.42           --      2005
                                                               10.00             11.31           --      2004
-------------------------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II                       10.00             14.79           --      2005
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
 OTC Fund                                                      11.32             11.20           --      2005
                                                               10.00             11.32           --      2004
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares                         11.30             11.52          503      2005
                                                               10.00             11.30           --      2004
-------------------------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II Shares                  10.75             11.33           --      2005
                                                               10.00             10.75           --      2004
-------------------------------------------------------------------------------------------------------------

             The Payment Protection Rider Optional Benefit Elected


                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II shares                $10.75            $11.11        10,982     2005
                                                               10.00             10.75         3,427     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I shares         10.76             11.47            --     2005
                                                               10.00             10.76            --     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund -- Series II shares        10.62             12.25         6,104     2005
                                                               10.00             10.62         2,816     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I shares               10.65             11.02           290     2005
                                                               10.00             10.65           289     2004
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology
   Portfolio -- Class B                                        11.03             11.20            --     2005
                                                               10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income
   Portfolio -- Class B                                        10.80             11.07         5,161     2005
                                                               10.00             10.80           214     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value
   Portfolio -- Class B                                        10.53             12.02         5,529     2005
                                                               10.00             10.53           149     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class
   B                                                           10.90             12.27           464     2005
                                                               10.00             10.90           281     2004
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                      10.00              9.92         1,771     2005
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                  10.05             10.23            --     2005
                                                               10.00             10.05            --     2004
-------------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                              9.99             10.47            --     2005
                                                               10.00              9.99            --     2004
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2                            10.59             10.74            --     2005
                                                               10.00             10.59            --     2004
-------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class III Shares             10.84             10.90            --     2005
                                                               10.00             10.84            --     2004
-------------------------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares                                                      10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I. Fund -- Class III Shares        10.82             11.71            --     2005
                                                               10.00             10.82            --     2004
-------------------------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares                                                      11.17             12.05            --     2005
                                                               10.00             11.17            --     2004
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares          10.66             10.68         2,386     2005
                                                               10.00             10.66            95     2004
-------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                  11.17             12.13            --     2005
                                                               10.00             11.17            --     2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2           $10.32            $10.50         35,126    2005
                                                               10.00             10.32         27,580    2004
-------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                11.11             12.70             --    2005
                                                               10.00             11.11             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2                                                     10.61             12.55             --    2005
                                                               10.00             10.61             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                10.96             11.34          9,903    2005
                                                               10.00             10.96          3,369    2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                       10.42             10.77         10,720    2005
                                                               10.00             10.42          4,179    2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2              10.55             11.10             --    2005
                                                               10.00             10.55             --    2004
-------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                      12.19             14.10          7,969    2005
                                                               10.00             12.19          2,395    2004
-------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2             11.23             11.27             --    2005
                                                               10.00             11.23             --    2004
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares             10.00             10.36             --    2005
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Income Fund                                                   10.22             10.21         13,409    2005
                                                               10.00             10.22          8,121    2004
-------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                                           11.45             12.53          1,237    2005
                                                               10.00             11.45             --    2004
-------------------------------------------------------------------------------------------------------------
 Money Market Fund                                              9.94             10.01         21,340    2005
                                                               10.00              9.94          6,208    2004
-------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                                    10.62             10.54             --    2005
                                                               10.00             10.62             --    2004
-------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund                                   13.65             14.94            687    2005
                                                               10.00             13.65             --    2004
-------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                         10.90             11.16             --    2005
                                                               10.00             10.90             --    2004
-------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly, Small-Cap Value
   Equity Fund)                                                11.06             11.86          1,108    2005
                                                               10.00             11.06             --    2004
-------------------------------------------------------------------------------------------------------------
 Total Return Fund                                             10.65             10.81        169,950    2005
                                                               10.00             10.65        118,802    2004
-------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund                                              10.67             10.72             --    2005
                                                               10.00             10.67             --    2004
-------------------------------------------------------------------------------------------------------------
 Value Equity Fund                                             10.86             11.07             --    2005
                                                               10.00             10.86             --    2004
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                              10.00             11.34             --    2005
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                         $10.75            $11.33         1,798     2005
                                                               10.00             10.75         1,848     2004
-------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                             11.33             12.49            --     2005
                                                               10.00             11.33            --     2004
-------------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares              11.34             14.66            --     2005
                                                               10.00             11.34            --     2004
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap                          10.63             10.81           247     2005
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable All Cap Fund)                                      10.00             10.63           241     2004
-                                                       -----------------------------------------------------
 Legg Mason Partners Variable Total Return                     10.00             10.52            --     2005
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable Total Return Fund)
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly,
Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers           10.57             11.35         4,021     2005
   Variable Aggressive Growth Fund)                            10.00             10.57            --     2004
-                                                       -----------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares                                                      10.84             11.07            --     2005
                                                               10.00             10.84            --     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares         11.11             11.65            --     2005
                                                               10.00             11.11            --     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares           10.60             10.91           772     2005
                                                               10.00             10.60           121     2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares            10.00             10.29            --     2005
-------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares               12.43             14.19           354     2005
                                                               10.00             12.43            --     2004
-------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
-------------------------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio                              11.24             11.83         2,291     2005
                                                               10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------
 Nations Marsico International Opportunities Portfolio         10.97             12.84        10,207     2005
                                                               10.00             10.97         2,863     2004
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares                                                      11.24             12.34            --     2005
                                                               10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                10.91             11.08        26,332     2005
                                                               10.00             10.91        26,364     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares                                                      10.67             10.96            --     2005
                                                               10.00             10.67            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares                                                      11.58             12.94            --     2005
                                                               10.00             11.58            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares             10.79             11.18            --     2005
                                                               10.00             10.79            --     2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares                                                      11.77             12.65         6,210     2005
                                                               10.00             11.77         1,653     2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                  $10.00            $10.37            --     2005
-------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares           10.80             11.01         3,963     2005
                                                               10.00             10.80         1,433     2004
-------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares                                                10.65             10.93         1,161     2005
                                                               10.00             10.65           239     2004
-------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares         10.00              9.95        13,515     2005
-------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares         10.31             10.34        12,805     2005
                                                               10.00             10.31           883     2004
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II Shares                         10.90             12.18            --     2005
                                                               10.00             10.90            --     2004
-------------------------------------------------------------------------------------------------------------
 Jennison 20/20 Focus Portfolio -- Class II                    11.32             13.45            --     2005
                                                               10.00             11.32            --     2004
-------------------------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II                       10.00             14.80            --     2005
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
 OTC Fund                                                      11.33             11.22            --     2005
                                                               10.00             11.33            --     2004
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares                         11.31             11.54         2,097     2005
                                                               10.00             11.31            --     2004
-------------------------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II Shares                  10.76             11.35            --     2005
                                                               10.00             10.76            --     2004
-------------------------------------------------------------------------------------------------------------

             The Guaranteed Income Rider Optional Benefit Elected


[For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.]



                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II shares                $10.42            $10.73            --     2005
                                                               10.00             10.42            --     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I shares         10.07             10.73            --     2005
                                                               10.00             10.07            --     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund -- Series II shares        10.62             12.25            --     2005
                                                               10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I shares               10.09             10.44            --     2005
                                                               10.00             10.09            --     2004
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology
   Portfolio -- Class B                                         9.89             10.04            --     2005
                                                               10.00              9.89            --     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income
   Portfolio -- Class B                                        10.49             10.75            --     2005
                                                               10.00             10.49            --     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value
   Portfolio -- Class B                                        10.53             12.02            --     2005
                                                               10.00             10.53            --     2004
-------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class
   B                                                           10.34             11.63            --     2005
                                                               10.00             10.34            --     2004
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                      10.00              9.92            --     2005
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                  10.06             10.23        13,605     2005
                                                               10.00             10.06        14,516     2004
-------------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                              9.81             10.29            --     2005
                                                               10.00              9.81            --     2004
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2                            10.59             10.74            --     2005
                                                               10.00             10.59            --     2004
-------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class III Shares             10.84             10.90            --     2005
                                                               10.00             10.84            --     2004
-------------------------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares                                                      10.00             11.02            --     2005
-------------------------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I. Fund -- Class III Shares        10.82             11.71            --     2005
                                                               10.00             10.82            --     2004
-------------------------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares                                                      11.17             12.05            --     2005
                                                               10.00             11.17            --     2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares         $10.71            $10.73            --     2005
                                                               10.00             10.71            --     2004
-------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                  10.76             11.69            --     2005
                                                               10.00             10.76            --     2004
-------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2            10.32             10.50            --     2005
                                                               10.00             10.32            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                10.94             12.51            --     2005
                                                               10.00             10.94            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2                                                      9.41             11.13            --     2005
                                                               10.00              9.41            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                10.56             10.92            --     2005
                                                               10.00             10.56            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                        9.58              9.90           643     2005
                                                               10.00              9.58            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2              10.08             10.61            --     2005
                                                               10.00             10.08            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                      11.58             13.39            --     2005
                                                               10.00             11.58            --     2004
-------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2             11.23             11.27            --     2005
                                                               10.00             11.23            --     2004
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares             10.00             10.36            --     2005
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
 Income Fund                                                   10.02             10.02           745     2005
                                                               10.00             10.02            --     2004
-------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                                           11.04             12.08            --     2005
                                                               10.00             11.04            --     2004
-------------------------------------------------------------------------------------------------------------
 Money Market Fund                                              9.91              9.98            --     2005
                                                               10.00              9.91            --     2004
-------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                                    10.28             10.20            --     2005
                                                               10.00             10.28            --     2004
-------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund                                   12.40             13.58            --     2005
                                                               10.00             12.40            --     2004
-------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                         10.46             10.71            --     2005
                                                               10.00             10.46            --     2004
-------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly, Small-Cap Value
   Equity Fund)                                                10.78             11.57            --     2005
                                                               10.00             10.78            --     2004
-------------------------------------------------------------------------------------------------------------
 Total Return Fund                                             10.36             10.52        53,703     2005
                                                               10.00             10.36        11,258     2004
-------------------------------------------------------------------------------------------------------------
 Total Return Fund                                             10.36             10.52         3,784     2005
                                                               10.00             10.36           810     2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund                                             $10.35            $10.39           --      2005
                                                               10.00             10.35           --      2004
-------------------------------------------------------------------------------------------------------------
 Value Equity Fund                                             10.47             10.68           --      2005
                                                               10.00             10.47           --      2004
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                              10.00             11.34           --      2005
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                          10.43             11.00           --      2005
                                                               10.00             10.43           --      2004
-------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                             11.22             12.38           --      2005
                                                               10.00             11.22           --      2004
-------------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares              10.96             14.17           --      2005
                                                               10.00             10.96           --      2004
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly, Salomon Brothers           10.00             10.16           --      2005
   Variable All Cap Fund)                                      10.00             10.00           --      2004
-                                                       -----------------------------------------------------
 Legg Mason Partners Variable Total Return
   Portfolio -- Class II (formerly, Salomon Brothers
   Variable Total Return Fund)                                 10.00             10.52           --      2005
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly,
Greenwich Street Series Fund)
-------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers           10.00             10.74           --      2005
   Variable Aggressive Growth Fund)                            10.00             10.00           --      2004
-                                                       -----------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares                                                      10.26             10.48           --      2005
                                                               10.00             10.26           --      2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares         10.59             11.10           --      2005
                                                               10.00             10.59           --      2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares            9.69              9.97          255      2005
                                                               10.00              9.69           --      2004
-------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares            10.00             10.29           --      2005
-------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares               12.05             13.76           --      2005
                                                               10.00             12.05           --      2004
-------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
-------------------------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio                              10.95             11.52           --      2005
                                                               10.00             10.95           --      2004
-------------------------------------------------------------------------------------------------------------
 Nations Marsico International Opportunities Portfolio         10.71             12.54           --      2005
                                                               10.00             10.71           --      2004
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares                                                      11.19             12.28           --      2005
                                                               10.00             11.19           --      2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                10.91             11.08           --      2005
                                                               10.00             10.91           --      2004
-------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares                                                     $10.16            $10.43           --      2005
                                                               10.00             10.16           --      2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares                                                      11.05             12.35          440      2005
                                                               10.00             11.05           --      2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares             10.33             10.70           --      2005
                                                               10.00             10.33           --      2004
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares                                                      11.02             11.84           --      2005
                                                               10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                   10.00             10.37           --      2005
-------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares           10.67             10.88          345      2005
                                                               10.00             10.67           --      2004
-------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares                                                10.31             10.58           --      2005
                                                               10.00             10.31           --      2004
-------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares         10.00              9.95           --      2005
-------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares         10.16             10.20           --      2005
                                                               10.00             10.16           --      2004
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II Shares                         10.34             11.55           --      2005
                                                               10.00             10.34           --      2004
-------------------------------------------------------------------------------------------------------------
 Jennison 20/20 Focus Portfolio -- Class II                    10.91             12.96           --      2005
                                                               10.00             10.91           --      2004
-------------------------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II                       10.00             14.80           --      2005
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
 OTC Fund                                                      10.50             10.40           --      2005
                                                               10.00             10.50           --      2004
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares                         10.93             11.15           --      2005
                                                               10.00             10.93           --      2004
-------------------------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II Shares                  10.21             10.76           --      2005
                                                               10.00             10.21           --      2004
-------------------------------------------------------------------------------------------------------------

             The Guaranteed Income Rider Optional Benefit Elected


[For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.]



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                        $10.00            $10.81          --       2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                 10.00             11.51          --       2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                10.00             11.88          --       2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                       10.00             10.80          --       2005
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B              10.00             11.64          --       2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              10.00             10.60          --       2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            10.00             11.83          --       2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               10.00             12.30          --       2005
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              10.00              9.91          --       2005
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.12          --       2005
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             11.20          --       2005
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             11.24          --       2005
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.00             10.72          --       2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.01          --       2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.00             11.57          --       2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             10.00             11.89          --       2005
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             10.38          --       2005
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             11.89          --       2005
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.55          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             11.85          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             12.75          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.87          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             11.05          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00             11.13          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             12.06          --       2005
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.64          --       2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                      $10.00            $10.36          --       2005
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                             10.00             10.01          --       2005
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                     10.00             11.55          --       2005
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                       10.00             10.06          --       2005
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              10.00             10.68          --       2005
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             10.00             11.27          --       2005
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   10.00             10.74          --       2005
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)           10.00             11.28          --       2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                       10.00             10.59          --       2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                       10.00             10.59          --       2005
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.00             10.50          --       2005
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.00             10.53          --       2005
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                        10.00             11.33          --       2005
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.00             10.91          --       2005
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       10.00             11.49          --       2005
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Fund, Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                     10.00             10.92          --       2005
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                10.00             10.51          --       2005
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers Variable
   Aggressive Growth Fund)                                                10.00             11.67          --       2005
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares            10.00             10.97          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                   10.00             10.99          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     10.00             12.00          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.28          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         10.00             11.43          --       2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                   $10.00            $11.19          --       2005
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio               10.00             12.49          --       2005
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares             10.00             11.66          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.43          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          10.00             10.84          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             11.93          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00             10.86          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             11.79          --       2005
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.36          --       2005
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             10.47          --       2005
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                             10.00             10.01          --       2005
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.94          --       2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00              9.98          --       2005
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00             11.39          --       2005
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             12.26          --       2005
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             12.02          --       2005
--------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             14.79          --       2005
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             10.50          --       2005
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00             11.35          --       2005
--------------------------------------------------------------------------------------------------------------------

   The Guaranteed Minimum Withdrawal Benefit for Life Rider Optional Benefit
                                    Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                        $10.00            $10.49         1,172     2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                 10.00             10.60            --     2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                10.00             10.72           436     2005
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                       10.00             10.49           503     2005
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B              10.00             10.63            --     2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              10.00             10.49            --     2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            10.00             10.65         1,494     2005
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               10.00             10.92            --     2005
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              10.00              9.99            --     2005
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.03            --     2005
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             10.64            --     2005
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.47            --     2005
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.00             10.47            --     2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.00             10.85            --     2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             10.00             10.57            --     2005
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             10.10           420     2005
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             10.60            --     2005
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.31            --     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             10.67            --     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             10.84            --     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.51         1,165     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             10.55            --     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00             10.52           918     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             10.65         1,032     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             10.75            --     2005
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00              9.91        20,759     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                            $10.00            $10.01            --     2005
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                     10.00             10.51            --     2005
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                       10.00             10.03         1,229     2005
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                              10.00             10.38            --     2005
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                             10.00             10.71            --     2005
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                   10.00             10.42            --     2005
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)           10.00             10.36            --     2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                       10.00             10.37        90,393     2005
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.00             10.34            --     2005
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.00             10.34            --     2005
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                        10.00             10.38            --     2005
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.00             10.42           730     2005
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       10.00             10.51            --     2005
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
Brothers Variable Series Fund, Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                     10.00             10.30            --     2005
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                10.00             10.32            --     2005
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers Variable
   Aggressive Growth Fund)                                                10.00             10.41            --     2005
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares            10.00             10.43            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                   10.00             10.49            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     10.00             10.60            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.17            --     2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         10.00             10.01            --     2005
------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                        10.00             10.63            --     2005
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                   10.00             11.15            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares            $10.00            $10.63            --     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.05        11,066     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          10.00             10.57            --     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             10.61            --     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00             10.46            --     2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             10.57           906     2005
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.11            --     2005
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             10.10           123     2005
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                             10.00             10.03            --     2005
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.98         2,470     2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00              9.98         1,376     2005
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00             10.51            --     2005
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             10.66            --     2005
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             10.76            --     2005
--------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             10.96            --     2005
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             10.53            --     2005
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00             10.53            --     2005
--------------------------------------------------------------------------------------------------------------------

Appendix C -- The Guarantee Account

                      The Guarantee Account is not available to contracts issued on or after May 1, 2003.

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions, of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Table of Contents

Statement of Additional Information




                                                                    Page
       The Company.................................................  B-3

       The Separate Account........................................  B-4

       Additional Information About the Guarantee Account..........  B-4

       The Contracts...............................................  B-5
          Transfer of Annuity Units................................  B-5
          Net Investment Factor....................................  B-6

       Termination of Participation Agreements.....................  B-6

       Calculation of Performance Data.............................  B-8
          Subaccount Investing in the GE Investments Funds,
            Inc. -- Money Market Fund..............................  B-9
          Other Subaccounts........................................ B-10
          Other Performance Data................................... B-11

       Tax Matters................................................. B-12
          Taxation of Genworth Life and Annuity Insurance Company
            (formerly, GE Life and Annuity Assurance Company)...... B-12
          IRS Required Distributions............................... B-12

       General Provisions.......................................... B-13
          Using the Contracts as Collateral........................ B-13
          The Beneficiary.......................................... B-13
          Non-Participating........................................ B-13
          Misstatement of Age or Gender............................ B-14
          Incontestability......................................... B-14
          Statement of Values...................................... B-14
          Trust as Owner or Beneficiary............................ B-14
          Written Notice........................................... B-14

       Legal Developments Regarding Employment-Related Benefit
       Plans....................................................... B-14

       Regulation of Genworth Life and Annuity Insurance Company
       (formerly, GE Life and Annuity Assurance Company)........... B-14

       Experts..................................................... B-15

       Financial Statements........................................ B-15



  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)

                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.


                      Genworth Life and Annuity Insurance Company

                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor ___________________________________

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1151 1/99

                                  Issued by:
  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
  Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity
                              Separate Account 4)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 28, 2006, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company (formerly, GE
          Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 28, 2006.

Table of Contents


               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               The Contracts...............................................  B-5
                  Transfer of Annuity Units................................  B-5
                  Net Investment Factor....................................  B-5

               Termination of Participation Agreements.....................  B-6

               Calculation of Performance Data.............................  B-8
                  Subaccount Investing in the GE Investments Funds,
                    Inc. -- Money Market Fund..............................  B-8
                  Other Subaccounts........................................ B-10
                  Other Performance Data................................... B-11

               Tax Matters................................................. B-11
                  Taxation of Genworth Life and Annuity Insurance Company
                    (formerly, GE Life and Annuity Assurance Company)...... B-11
                  IRS Required Distributions............................... B-12

               General Provisions.......................................... B-13
                  Using the Contracts as Collateral........................ B-13
                  The Beneficiary.......................................... B-13
                  Non-Participating........................................ B-13
                  Misstatement of Age or Gender............................ B-13
                  Incontestability......................................... B-13
                  Statement of Values...................................... B-13
                  Trust as Owner or Beneficiary............................ B-13
                  Written Notice........................................... B-14

               Legal Developments Regarding Employment-Related Benefit
               Plans....................................................... B-14

               Regulation of Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)........... B-14

               Experts..................................................... B-14

               Financial Statements........................................ B-15

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital"), a subsidiary of General Electric Company ("GE"), acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GEFAHI's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 7, 2005, GE beneficially owned approximately 18% of Genworth's outstanding common stock. GE indicated in November 2005 that it expects to divest its remaining interest in Genworth by the end of 2006.

                      On January 1, 2006 we changed our name from GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company.

                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, secured medium-term notes, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes. Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      If the Guarantee Account is available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain instructions described in the contract and in certain rider options).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. Each
                      Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

                      Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six month's advance written notice.


                      FAM Variable Series Funds, Inc.   This agreement may be
                      terminated by the parties upon 60 days' advance written notice.


                      Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.


                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Greenwich Street Series Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. The agreement may be terminated by the parties upon 60 days' advance written notice.

                      Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Van Kampen Life Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING  From time to time, advertisements and sales literature
IN THE GE INVESTMENTS may quote the yield of the Subaccount investing in the GE FUNDS, INC. -- MONEY Investments Funds, Inc. -- Money Market Fund for a
MARKET FUND           seven-day period, in a manner which does not take into
                      consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change
                      (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in Contract Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract
                      Value reflects: (1) net income from the Portfolio attributable to the initial investment of $25,000; and
                      (2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges of $25 for the annual contract maintenance charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of the hypothetical investment in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of 0.25% of the hypothetical investment in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

                      NCP =   the net change in the value of the investment
                              Portfolio (exclusive of realized gains and losses
                              on the sale of securities and unrealized
                              appreciation and depreciation and income other
                              than investment income) for the seven-day period
                              attributable to a hypothetical account having a
                              balance of one unit.
                      ES  =   per unit expenses of the hypothetical account for
                              the seven-day period.
                      UV  =   the unit value on the first day of the seven-day
                              period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

                      Yield calculations do not take into account any charges for the optional riders.


                      Current Yield:     % as of December 31, 2004
                      Effective Yield:     % as of December 31, 2004


                      Past Performance is not a Guarantee or Projection of Future Results

                      Please note that the information on which these yields were calculated was supplied by the GE Investments Funds, Inc. -- Money Market Fund ("Money Market Fund"). While we have no reason to doubt the accuracy of the information provided by the Money Market Fund, we have not independently verified this information.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and the annual contract maintenance charge as described below:

                        (1) We calculate unit value for each Valuation Period
                            based on the performance of the Subaccounts underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                        (2) The annual contract maintenance charge is $25,
                            deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, an average contract maintenance charge is used (currently 0.1% of Contract Value attributable to the hypothetical investment). This charge will be waived if the Contract Value is at least $25,000 at the time the charge is due.

                        (3) Standardized total return considers the maximum
                            charges for all available optional riders.

                        (4) Standardized total return does not reflect the
                            deduction of any premium taxes.

                        (5) Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

                      TR  =   the average annual total return for the period.
                      ERV =   the ending redeemable value (reflecting
                              deductions as described above) of the
                              hypothetical investment at the end of the period.

                      P   =   a hypothetical single investment of $1,000.
                      N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER                 We may disclose cumulative total return in conjunction
PERFORMANCE DATA      with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

                      CTR =   the cumulative total return for the period.
                      ERV =   the ending redeemable value (reflecting
                              deductions as described above) of the
                              hypothetical investment at the end of the period.
                      P   =   a hypothetical single investment of $1,000.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GENWORTH  We do not expect to incur any federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
INSURANCE COMPANY     gains retained as part of the reserves under the
(FORMERLY, GE LIFE    contracts. (See the "Federal Tax Matters" section of the
AND ANNUITY           prospectus.) Based upon these expectations, no charge is
ASSURANCE             being made currently to the Separate Account for Federal
COMPANY)              income taxes. Such a charge may be made in future years
                      if we believe that we may incur Federal income taxes.
                      This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified contract to provide that:

                        (a) if any owner dies on or after the Maturity Date but
                            prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Maturity Date, the
                            entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death, or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.

                      The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application or by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF VALUES   At least once each year, we will send you a statement of
                      values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and each Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE
COMPANY
(FORMERLY, GE LIFE
AND ANNUITY
ASSURANCE
COMPANY)
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.




EXPERTS
                      [To be updated.]

FINANCIAL
STATEMENTS
                      [To be updated.]

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of the Separate Account.
            Previously filed on May 1, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

(1)(a)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life of Virginia Separate
            Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on September 13, 2002 with Post-Effective Amendment
            No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-63531.

(3)(b)      Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(a)      Form of contract.

(4)(a)(i) Contract Form P1151. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-96513.

(4)(b)      Endorsements to contract.

(4)(b)(i)   IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(4)(b)(ii)  Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(4)(b)(iii) Section 403(b) Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(4)(b)(iv)  Optional Death Benefit Rider. Previously filed on March 12, 1999 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-63531.

(4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
              Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 333-63531.

(4)(b)(xiii)  Annuity Cross Funding Endorsement P5229 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xiv) Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xv)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
              Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xv)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
              Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-63531.

(4)(b)(xv)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on July 28, 2005 with Post-Effective Amendment No. 21 to Form
              N-4 to GE Life & Annuity Separate Account 4, Registration No.
              333-63531.

(4)(b)(xvi)   Payment Protection Rider. Previously filed on February 23, 2004 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-47732.

(4)(b)(xvii)  Guaranteed Minimum Withdrawal Benefit. Previously filed on February
              23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-47732.

(5)           Form of Application. Previously filed on July 28, 2005 with
              Post-Effective Amendment No. 21 to Form N-4 to GE Life & Annuity
              Separate Account 4, Registration No. 333-63531.

(6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
            Annuity Insurance Company. Previously filed on January 3, 2006 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

(7)         Reinsurance Agreements. Previously filed on April 18, 2003 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, SEC File No. 333-63531.

(7)(a)      Amendments to Reinsurance Agreements. Previously filed on April 30,
            2004 with Post Effective Amendment No. 14 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-63531.

(8)(a)      Participation Agreement among Variable Insurance Products Fund,
            Fidelity Distributors Corporation, and The Life Insurance Company of
            Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(a)(i)   Amendment to Participation Agreement Referencing Policy Form Numbers.
            Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

(8)(a)(ii)  Amendment to Participation Agreement among Variable Insurance
            Products Fund II, Fidelity Distributors Corporation, and The Life
            Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(8)(a)(iii) Amendment to Participation Agreement among Variable Insurance
            Products Fund, Fidelity Distributors Corporation, and The Life
            Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(8)(b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(b)(i)   Amendment to Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Management Corporation, and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(c)      Participation Agreement among Variable Insurance Products Fund II,
            Fidelity Distributors Corporation and The Life Insurance Company of
            Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(d)      Participation Agreement between Janus Capital Corporation and GE Life
            & Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

(8)(e)      Participation Agreement between Insurance Management Series,
            Federated Securities Corporation, and The Life Insurance Company of
            Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
            Previously filed on September 28, 1995 with Post-Effective Amendment
            No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(8)(g) Amendment to Fund Participation Agreement between The Alger American
       Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
       Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
       Registration No. 333-96513.

(8)(h) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
       September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(i) Participation Agreement between PBHG Insurance Series Fund, Inc. and
       The Life Insurance Company of Virginia. Previously filed on September
       28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life
       & Annuity Separate Account 4, Registration No. 033-76334.

(8)(j) Participation Agreement between Goldman Sach Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(k) Participation Agreement between Salomon Brothers Variable Series
       Funds and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

(8)(l) Participation Agreement between GE Investments Funds, Inc. and The
       Life Insurance Company of Virginia. Previously filed on December 18,
       1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-62695.

(8)(m) Amendment to Fund Participation Agreement between GE Investments
       Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form
       N-4 for GE Life & Annuity Separate Account 4, Registration
       No. 033-76334.

(8)(n) Form of Participation Agreement between AIM Variable Insurance Funds,
       Inc. and GE Life and Annuity Assurance Company. Previously filed with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(o) Form of Participation Agreement between Dreyfus and GE Life and
       Annuity Assurance Company. Previously filed on June 2, 2000 with
       Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
       Account 4, Registration No. 333-31172.

(8)(p) Participation Agreement between MFS(R) Variable Insurance Trust and
       GE Life and Annuity Assurance Company. Previously filed with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(q) Participation Agreement between PIMCO Variable Insurance Trust and GE
       Life and Annuity Assurance Company. Previously filed with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(r) Participation Agreement between Rydex Variable Trust and GE Life and
       Annuity Assurance Company. Previously filed with Post-Effective
       Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
       4, Registration No. 333-31172.

(8)(s) Participation Agreement between Van Kampen Life Investment Trust and
       GE Life and Annuity Assurance Company. Previously filed on September
       13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
       & Annuity Separate Account 4, Registration No. 333-63531.

(8)(t) Participation Agreement between Greenwich Street Series Fund and GE
       Life and Annuity Assurance Company. Previously filed on June 24, 2003 as Exhibit (8)(u) with Post-Effective Amendment No. 9 to Form N-4 for
       GE Life & Annuity Separate Account 4. Registration No. 333-62695.


(8)(u) Participation Agreement between FAM Variable Series Funds, Inc.
       (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
       Annuity Assurance Company. Previously filed with Post-Effective
       Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
       4, Registration No. 333-31172.

(8)(v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
       November 1, 2004 with Post-Effective Amendment No. 16 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(w) Participation Agreement between Franklin Templeton Variable Insurance
       Products Trust, Franklin Templeton Distributors, Inc., GE Life and
       Annuity Assurance Company and Capital Brokerage Corporation.
       Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(9) Opinion and Consent of Counsel. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 1, Registration No. 333-31172.

(10)   Other Opinions. Previously filed on April 27, 2005 with
       Post-Effective Amendment No. 20 to form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-63531.

(11)   Not Applicable.

(12)   Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
       Life & Annuity Separate Account 4, Registration No. 333-31172.


Item 25.  Directors and Officers of the Depositor

Name                                 Positions and Offices with Depositor
----                                 ------------------------------------
Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contract Owners


   There were 1,629 owners of Qualified Contracts and 5,073 owners of Non-Qualified Contracts invested in this product as of February 22, 2006.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).

   (b)

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Vice President and Financial & Operations
                     Richmond, VA 23230       Principal

                                   (2)
                                   Net
                              Underwriting        (3)           (4)
             (1)              Discounts and  Compensation    Brokerage      (5)
Name of Principal Underwriter  Commissions   on Redemption  Commissions Compensation
----------------------------- -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable     7.5%    $83.3 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of February, 2006.


                                          GENWORTH LIFE & ANNUITY VA
                                          SEPARATE ACCOUNT 1
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                                   Senior Vice President

                                          By: GENWORTH LIFE AND ANNUITY
                                          INSURANCE       COMPANY (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                                   Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                       Title                    Date
             ----                       -----                    ----

    /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      February 27, 2006
    -----------------------   President and Chief
       Pamela S. Schutz       Executive Officer

      /s/  PAUL A. HALEY*   Director, Senior Vice          February 27, 2006
    -----------------------   President and Chief Actuary
         Paul A. Haley

     /s/  BRIAN W. HAYNES*  Director and Senior Vice       February 27, 2006
    -----------------------   President
        Brian W. Haynes

    /s/  ROBERT T. METHVEN* Director and Senior Vice       February 27 2006
    -----------------------   President
       Robert T. Methven

    /s/  DANIEL C. MUNSON*  Director and Senior Vice       February 27, 2006
    -----------------------   President
       Daniel C. Munson

      /s/  LEON E. RODAY*   Director and Senior Vice       February 27, 2006
    -----------------------   President
         Leon E. Roday

    /s/  GEOFFREY S. STIFF  Director and Senior Vice       February 27, 2006
    -----------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON* Director and Senior Vice       February 27, 2006
    -----------------------   President
       Thomas M. Stinson

             Name                         Title                    Date
             ----                         -----                    ----

     /s/  THOMAS E. DUFFY*    Senior Vice President and      February 24, 2006
  ---------------------------   General Counsel
        Thomas E. Duffy

  /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      February 24, 2006
  ---------------------------   Chief Financial Officer
     J. Kevin Helmintoller

    /s/  JOHN A. ZELINSKE*    Vice President and Controller  February 24, 2006
  ---------------------------
       John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  ,
     ----------------------    pursuant to Power of Attorney February 24, 2006
       Geoffrey S. Stiff       executed on February 13,
                               2006.